UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.5%
Advertising Agencies — 0.7%
Groupe Aeroplan, Inc.	CAD	9,110	$123,377
			123,377
Auto Parts — 2.1%
BorgWarner, Inc.(1)		4,463	355,656
			355,656
Banks: Diversified — 10.1%
Associated Banc-Corp.		35,604	528,719
Commerce Bancshares, Inc.		8,047	325,421
First Horizon National Corp.		47,584	533,417
Susquehanna Bancshares, Inc.		32,065	299,808
			1,687,365
Biotechnology — 3.4%
Myriad Genetics, Inc.(1)		27,819	560,553
			560,553
Computer Services, Software & Systems — 8.8%
ACI Worldwide, Inc.(1)		18,570	609,096
Acxiom Corp.(1)		16,103	231,078
DST Systems, Inc.		7,439	392,928
Parametric Technology Corp.(1)		10,427	234,503
			1,467,605
Consumer Electronics — 1.4%
Harman International Industries, Inc.		4,948	231,665
			231,665
Consumer Lending — 4.0%
MGIC Investment Corp.(1)		42,669	379,328
MoneyGram International, Inc.(1)		81,563	279,761
			659,089
Entertainment — 1.0%
Live Nation Entertainment, Inc.(1)		16,130	161,300
			161,300
Financial Data & Systems — 5.2%
Euronet Worldwide, Inc.(1)		19,762	381,999
Jack Henry & Associates, Inc.		14,291	484,322
			866,321
Health Care Management Services — 1.7%
Magellan Health Services, Inc.(1)		5,668	278,185
			278,185
Insurance: Life — 4.8%
StanCorp Financial Group, Inc.		8,843	407,839
Torchmark Corp.		5,903	392,432
			800,271
Insurance: Multi-Line — 1.4%
eHealth, Inc.(1)		12,352	164,282
PICO Holdings, Inc.(1)		2,390	71,843
			236,125
Insurance: Property-Casualty — 2.3%
Genworth MI Canada, Inc.	CAD	14,000	377,906
			377,906
Medical & Dental Instruments & Supplies — 1.0%
The Cooper Cos., Inc.		2,355	163,555
			163,555
Medical Equipment — 2.4%
Sirona Dental Systems, Inc.(1)		7,812	391,850
			391,850
Metals & Minerals: Diversified — 3.6%
Compass Minerals International, Inc.		6,452	603,456
			603,456
Oil Well Equipment & Services — 2.8%
Key Energy Services, Inc.(1)		30,425	473,109
			473,109
Oil: Crude Producers — 7.9%
Concho Resources, Inc.(1)		5,504	590,579
Denbury Resources, Inc.(1)		30,010	732,244
			1,322,823
Precious Metals & Minerals — 4.0%
New Gold, Inc.(1)		56,220	658,336
			658,336
Scientific Instruments: Pollution Control — 2.0%
Waste Connections, Inc.		11,346	326,651
			326,651
Securities Brokerage & Services — 3.0%
MF Global Holdings Ltd.(1)		59,556	493,124
			493,124
Semiconductors & Components — 5.4%
Atmel Corp.(1)		48,394	659,610
Integrated Device Technology, Inc.(1)		32,672	240,793
			900,403
Specialty Retail — 3.5%
GameStop Corp., Class A(1)		26,236	590,835
			590,835
Utilities: Gas Distributors — 1.9%
Questar Corp.		17,850	311,483
			311,483
Utilities: Miscellaneous — 3.1%
Calpine Corp.(1)		32,214	511,236
			511,236
Total Common Stocks
(Cost $10,656,257)			14,552,279

		Principal Amount
Repurchase Agreements — 12.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,025,001, due 4/1/2011(2)		$2,025,000	2,025,000
Total Repurchase Agreements (Cost $2,025,000)			2,025,000
Total Investments — 99.7% (Cost $12,681,257)			16,577,279
Other Assets, Net — 0.3%			48,614
Total Net Assets — 100.0%			$16,625,893

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$2,067,829

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,552,279	$—	$—	$14,552,279
Repurchase Agreements	—	2,025,000	—	2,025,000

Total	$14,552,279	$2,025,000	$—	$16,577,279

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.9%
Aerospace — 2.1%
Rockwell Collins, Inc.		1,006	$65,219
			65,219

Auto Parts — 2.3%
BorgWarner, Inc.(1)		882	70,287
			70,287

Banks: Diversified — 9.8%
Associated Banc-Corp.		5,991	88,966
First Horizon National Corp.		9,461	106,058
KeyCorp		11,682	103,736
			298,760

Beverage: Brewers & Distillers — 1.3%
Molson Coors Brewing Co., Class B		854	40,044
			40,044

Building Materials — 3.5%
Martin Marietta Materials, Inc.		1,197	107,335
			107,335

Chemicals: Diversified — 6.1%
Eastman Chemical Co.		802	79,655
FMC Corp.		1,263	107,266
			186,921

Chemicals: Specialty — 4.2%
Praxair, Inc.		1,267	128,727
			128,727

Coal — 3.1%
Peabody Energy Corp.		1,300	93,548
			93,548

Computer Services, Software & Systems — 5.3%
Symantec Corp.(1)		5,480	101,599
Synopsys, Inc.(1)		2,195	60,692
			162,291
Consumer Services: Miscellaneous — 3.5%
eBay, Inc.(1)		3,494	108,454
			108,454

Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.		1,819	111,105
			111,105

Electronic Entertainment — 3.0%
Activision Blizzard, Inc.		8,483	93,058
			93,058

Insurance: Life — 3.9%
Aflac, Inc.		2,284	120,549
			120,549

Insurance: Multi-Line — 3.6%
Genworth Financial, Inc., Class A(1)		8,224	110,695
Willis Group Holdings PLC		10	404
			111,099

Medical Equipment — 2.0%
CareFusion Corp.(1)		2,130	60,066
			60,066

Oil: Crude Producers — 9.6%
ARC Resources Ltd.	CAD	2,630	71,481
Southwestern Energy Co.(1)		2,440	104,847
Talisman Energy, Inc.	CAD	4,760	117,686
			294,014
Pharmaceuticals — 3.7%
Warner Chilcott PLC, Class A		4,877	113,537
			113,537

Scientific Instruments: Gauges & Meters — 2.3%
Agilent Technologies, Inc.(1)		1,540	68,961
			68,961

Securities Brokerage & Services — 3.1%
E*TRADE Financial Corp.(1)		6,053	94,608
			94,608

Semiconductors & Components — 4.3%
Atmel Corp.(1)		9,639	131,380
			131,380

Specialty Retail — 4.3%
Advance Auto Parts, Inc.		661	43,375
GameStop Corp., Class A(1)		3,954	89,044
			132,419

Toys — 5.0%
Hasbro, Inc.		1,972	92,368
Mattel, Inc.		2,478	61,777
			154,145

Utilities: Miscellaneous — 3.3%
Calpine Corp.(1)		6,410	101,727
			101,727

Total Common Stocks (Cost $2,060,726)			2,848,254

		Principal Amount
Repurchase Agreements — 11.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $358,000, due 4/1/2011(2)		$358,000	358,000
Total Repurchase Agreements (Cost $358,000)			358,000
Total Investments — 104.5% (Cost $2,418,726)			3,206,254
Other Liabilities, Net — (4.5)%			(139,512)
Total Net Assets — 100.0%			$3,066,742

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$369,075

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,848,254	$—	$—	$2,848,254
Repurchase Agreements	—	358,000	—	358,000

Total	$2,848,254	$358,000	$—	$3,206,254

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 98.2%
Asset Management & Custodian — 2.1%
State Street Corp.	460,250	$20,683,635
		20,683,635

Banks: Diversified — 6.6%
KeyCorp	3,719,000	33,024,720
Regions Financial Corp.	4,527,268	32,867,966
		65,892,686

Building Materials — 3.6%
Martin Marietta Materials, Inc.	394,695	35,392,301
		35,392,301

Chemicals: Specialty — 4.3%
Praxair, Inc.	425,577	43,238,623
		43,238,623

Computer Services, Software & Systems — 10.3%
Microsoft Corp.	1,145,277	29,044,225
Symantec Corp.(1)	2,329,800	43,194,492
Synopsys, Inc.(1)	1,085,722	30,020,213
		102,258,930

Consumer Services: Miscellaneous — 4.3%
eBay, Inc.(1)	1,380,670	42,855,997
		42,855,997

Diversified Financial Services — 4.3%
Citigroup, Inc.(1)	9,744,985	43,072,834
		43,072,834

Diversified Manufacturing Operations — 2.9%
Honeywell International, Inc.	486,355	29,040,257
		29,040,257

Drug & Grocery Store Chains — 3.7%
CVS Caremark Corp.	1,076,430	36,943,078
		36,943,078

Electronic Entertainment — 3.5%
Activision Blizzard, Inc.	3,133,740	34,377,128
		34,377,128

Health Care Facilities — 0.6%
HCA Holdings, Inc.(1)	167,000	5,656,290
		5,656,290

Insurance: Life — 6.4%
Aflac, Inc.	727,371	38,390,641
Prudential Financial, Inc.	412,800	25,420,224
		63,810,865

Insurance: Multi-Line — 5.3%
Genworth Financial, Inc., Class A(1)	1,705,181	22,951,736
MetLife, Inc.	676,000	30,237,480
		53,189,216

Insurance: Property-Casualty — 2.0%
The Allstate Corp.	638,300	20,285,174
		20,285,174

Medical & Dental Instruments & Supplies — 3.0%
Covidien PLC	572,700	29,746,038
		29,746,038

Metals & Minerals: Diversified — 2.3%
BHP Billiton Ltd., ADR	239,137	22,928,455
		22,928,455

Oil: Crude Producers — 13.3%
Canadian Natural Resources Ltd.	502,962	24,861,412
Occidental Petroleum Corp.	343,900	35,934,111
Southwestern Energy Co.(1)	771,832	33,165,621
Talisman Energy, Inc.	1,566,600	38,695,020
		132,656,164
Pharmaceuticals — 8.6%
Merck & Co., Inc.	864,421	28,534,537
Pfizer, Inc.	1,818,300	36,929,673
Warner Chilcott PLC, Class A	867,500	20,195,400
		85,659,610

Precious Metals & Minerals — 2.5%
Goldcorp, Inc.	494,109	24,606,628
		24,606,628

Scientific Instruments: Gauges & Meters — 2.2%
Agilent Technologies, Inc.(1)	491,194	21,995,667
		21,995,667

Specialty Retail — 1.9%
The Gap, Inc.	569,200	12,898,072
Urban Outfitters, Inc.(1)	203,388	6,067,064
		18,965,136

Toys — 3.2%
Hasbro, Inc.	683,092	31,996,029
		31,996,029

Transportation Miscellaneous — 1.3%
United Parcel Service, Inc., Class B	179,300	13,325,576
		13,325,576
Total Common Stocks (Cost $799,045,156)		978,576,317

	Principal Amount
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $7,677,002, due 4/1/2011(2)	$7,677,000	7,677,000
Total Repurchase Agreements (Cost $7,677,000)		7,677,000
Total Investments — 99.0% (Cost $806,722,156)		986,253,317
Other Assets, Net — 1.0%		10,425,998
Total Net Assets — 100.0%		$996,679,315

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.75%	2/15/2041	$7,835,300

Legend: ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$978,576,317	$—	$—	$978,576,317
Repurchase Agreements	—	7,677,000	—	7,677,000

Total	$978,576,317	$7,677,000	$—	$986,253,317

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

March 31, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.1%
Building Materials — 3.4%
Martin Marietta Materials, Inc.		7,842	$703,192
			703,192

Chemicals: Diversified — 5.0%
Eastman Chemical Co.		4,003	397,578
FMC Corp.		7,635	648,440
			1,046,018

Chemicals: Specialty — 2.4%
Praxair, Inc.		4,878	495,605
			495,605

Coal — 2.1%
Peabody Energy Corp.		6,120	440,395
			440,395

Copper — 5.1%
Antofagasta PLC	GBP	22,174	484,128
Taseko Mines Ltd.(1)		97,131	575,987
			1,060,115

Fertilizers — 1.2%
Potash Corp. of Saskatchewan, Inc.		4,180	246,327
			246,327

Gas Pipeline — 2.9%
EQT Corp.		12,153	606,435
			606,435

Insurance: Multi-Line — 1.2%
PICO Holdings, Inc.(1)		8,337	250,610
			250,610

Metals & Minerals: Diversified — 8.7%
BHP Billiton Ltd., ADR		4,720	452,554
Compass Minerals International, Inc.		7,559	706,993
Consolidated Thompson Iron Mines Ltd.(1)	CAD	21,580	381,517
Vale S.A., ADR		7,740	258,129
			1,799,193

Oil Well Equipment & Services — 1.4%
Key Energy Services, Inc.(1)		18,207	283,119
			283,119

Oil: Crude Producers — 38.9%
ARC Resources Ltd.	CAD	21,270	578,097
Canadian Natural Resources Ltd.		8,240	407,303
Concho Resources, Inc.(1)		5,617	602,704
Denbury Resources, Inc.(1)		32,963	804,297
Occidental Petroleum Corp.		7,810	816,067
Oil Search Ltd.	AUD	107,854	794,298
QEP Resources, Inc.		14,169	574,411
Range Resources Corp.		14,111	824,929
Salamander Energy PLC(1)	GBP	79,671	370,644
Southwestern Energy Co.(1)		24,668	1,059,984
Talisman Energy, Inc.	CAD	34,696	857,827
Tullow Oil PLC	GBP	17,109	397,422
			8,087,983

Precious Metals & Minerals — 11.5%
Agnico-Eagle Mines Ltd.		5,120	339,712
Barrick Gold Corp.		9,150	474,977
Goldcorp, Inc.	CAD	16,220	808,741
New Gold, Inc.(1)		64,322	753,211
			2,376,641
Utilities: Miscellaneous — 3.3%
Calpine Corp.(1)		43,517	690,615
			690,615

Total Common Stocks (Cost $12,563,784)			18,086,248

		Principal Amount

Repurchase Agreements — 12.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,512,001, due 4/1/2011(2)		$2,512,000	2,512,000
Total Repurchase Agreements (Cost $2,512,000)			2,512,000
Total Investments — 99.2% (Cost $15,075,784)			20,598,248
Other Assets, Net — 0.8%			172,213
Total Net Assets — 100.0%			$20,770,461

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$2,566,925

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,086,248	$—	$—	$18,086,248
Repurchase Agreements	—	2,512,000	—	2,512,000

Total	$18,086,248	$2,512,000	$—	$20,598,248

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 98.3%
Advertising Agencies — 1.2%
Velti PLC(1)	98,100	$1,235,079
		1,235,079

Aerospace — 1.9%
HEICO Corp., Class A	44,131	1,985,012
		1,985,012

Asset Management & Custodian — 0.5%
Financial Engines, Inc.(1)	19,100	526,396
		526,396

Auto Parts — 1.4%
LKQ Corp.(1)	62,600	1,508,660
		1,508,660

Back Office Support, HR and Consulting — 2.4%
Dice Holdings, Inc.(1)	64,232	970,546
ICF International, Inc.(1)	31,600	649,064
Robert Half International, Inc.	30,400	930,240
		2,549,850

Banks: Diversified — 1.1%
IBERIABANK Corp.	18,800	1,130,444
		1,130,444

Biotechnology — 5.7%
Aveo Pharmaceuticals, Inc.(1)	37,570	503,062
Medivation, Inc.(1)	29,700	553,608
Myriad Genetics, Inc.(1)	41,345	833,102
Nektar Therapeutics(1)	99,500	942,265
Pharmasset, Inc.(1)	22,000	1,731,620
Savient Pharmaceuticals, Inc.(1)	53,300	564,980
Seattle Genetics, Inc.(1)	64,000	996,480
		6,125,117

Chemicals: Diversified — 1.9%
LSB Industries, Inc.(1)	32,200	1,276,408
Rockwood Holdings, Inc.(1)	14,500	713,690
		1,990,098

Chemicals: Specialty — 1.0%
Balchem Corp.	29,800	1,118,096
		1,118,096

Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	27,722	494,560
		494,560

Communications Technology — 7.1%
ADTRAN, Inc.	26,300	1,116,698
Aruba Networks, Inc.(1)	42,800	1,448,352
NETGEAR, Inc.(1)	44,100	1,430,604
Oclaro, Inc.(1)	99,787	1,148,548
Polycom, Inc.(1)	32,800	1,700,680
Riverbed Technology, Inc.(1)	19,500	734,175
		7,579,057

Computer Services, Software & Systems — 12.4%
comScore, Inc.(1)	52,287	1,542,990
Concur Technologies, Inc.(1)	26,400	1,463,880
Cornerstone OnDemand, Inc.(1)	4,200	76,566
Digital River, Inc.(1)	31,965	1,196,450
Fortinet, Inc.(1)	36,500	1,606,000
Gartner, Inc.(1)	36,400	1,516,788
Informatica Corp.(1)	29,540	1,542,874
Sapient Corp.(1)	59,100	676,695
Smith Micro Software, Inc.(1)	92,400	864,864
The Ultimate Software Group, Inc.(1)	28,700	1,686,125
VeriFone Systems, Inc.(1)	20,394	1,120,650
		13,293,882

Computer Technology — 0.9%
Super Micro Computer, Inc.(1)	62,400	1,000,896
		1,000,896

Consumer Electronics — 1.7%
RealD, Inc.(1)	64,486	1,764,337
		1,764,337

Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	16,152	1,375,020
		1,375,020

Consumer Services: Miscellaneous — 1.3%
Ancestry.com, Inc.(1)	40,700	1,442,815
		1,442,815

Containers & Packaging — 1.1%
Rock-Tenn Co., Class A	17,600	1,220,560
		1,220,560

Diversified Retail — 1.2%
GSI Commerce, Inc.(1)	43,529	1,274,094
		1,274,094

Education Services — 1.2%
American Public Education, Inc.(1)	31,096	1,257,833
		1,257,833

Fertilizers — 0.8%
The Scotts Miracle-Gro Co., Class A	14,200	821,470
		821,470

Financial Data & Systems — 2.3%
Higher One Holdings, Inc.(1)	62,934	909,396
Wright Express Corp.(1)	30,223	1,566,761
		2,476,157

Foods — 1.2%
Diamond Foods, Inc.	23,800	1,328,040
		1,328,040

Health Care Services — 4.0%
Healthways, Inc.(1)	48,300	742,371
HMS Holdings Corp.(1)	14,700	1,203,195
Medidata Solutions, Inc.(1)	40,500	1,035,585
Team Health Holdings, Inc.(1)	73,093	1,277,666
		4,258,817

Hotel/Motel — 0.9%
Gaylord Entertainment Co.(1)	29,200	1,012,656
		1,012,656

Machinery: Industrial — 2.4%
Altra Holdings, Inc.(1)	50,500	1,192,810
Gardner Denver, Inc.	17,700	1,381,131
		2,573,941

Medical & Dental Instruments & Supplies — 2.3%
Align Technology, Inc.(1)	47,800	978,944
Neogen Corp.(1)	21,400	885,532
Volcano Corp.(1)	23,726	607,386
		2,471,862

Medical Equipment — 4.3%
Accuray, Inc.(1)	142,736	1,288,906
Dexcom, Inc.(1)	87,607	1,359,661
Masimo Corp.	31,900	1,055,890
Zoll Medical Corp.(1)	19,900	891,719
		4,596,176

Metal Fabricating — 1.4%
RBC Bearings, Inc.(1)	39,700	1,517,731
		1,517,731

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

March 31, 2011 (unaudited)	Shares	Value
Metals & Minerals: Diversified — 1.0%
Compass Minerals International, Inc.	11,400	$1,066,242
		1,066,242

Oil Well Equipment & Services — 3.9%
Complete Production Services, Inc.(1)	45,800	1,456,898
Core Laboratories N.V.	11,402	1,164,943
Dril-Quip, Inc.(1)	19,510	1,541,875
		4,163,716

Oil: Crude Producers — 0.8%
Comstock Resources, Inc.(1)	28,529	882,687
		882,687

Pharmaceuticals — 1.2%
Amarin Corp. PLC, ADR(1)	68,300	498,590
BioMarin Pharmaceutical, Inc.(1)	31,613	794,435
		1,293,025

Printing and Copying Services — 0.7%
VistaPrint N.V.(1)	14,925	774,607
		774,607

Producer Durables: Miscellaneous — 1.4%
BE Aerospace, Inc.(1)	41,900	1,488,707
		1,488,707

Railroad Equipment — 0.9%
Greenbrier Cos., Inc.(1)	34,540	980,245
		980,245

Real Estate — 0.6%
FirstService Corp.(1)	15,700	597,071
		597,071

Restaurants — 1.1%
BJ’s Restaurants, Inc.(1)	30,748	1,209,319
		1,209,319

Scientific Instruments: Electrical — 0.8%
GrafTech International Ltd.(1)	41,532	856,805
		856,805

Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	44,935	1,087,427
		1,087,427

Semiconductors & Components — 4.8%
Hittite Microwave Corp.(1)	24,400	1,555,988
Netlogic Microsystems, Inc.(1)	35,338	1,484,903
O2Micro International Ltd., ADR(1)	33,708	256,181
Power Integrations, Inc.	18,681	716,042
Silicon Laboratories, Inc.(1)	26,900	1,162,349
		5,175,463

Specialty Retail — 5.1%
Tractor Supply Co.	29,600	1,771,856
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	30,600	1,472,778
Vitamin Shoppe, Inc.(1)	39,400	1,332,902
Zumiez, Inc.(1)	33,264	879,168
		5,456,704

Textiles, Apparel & Shoes — 5.7%
Deckers Outdoor Corp.(1)	13,500	1,163,025
G-III Apparel Group Ltd.(1)	37,500	1,409,250
Guess?, Inc.	18,100	712,235
Steven Madden Ltd.(1)	31,300	1,468,909
Under Armour, Inc., Class A(1)	19,625	1,335,481
		6,088,900

Truckers — 2.3%
Old Dominion Freight Line, Inc.(1)	34,400	1,207,096
Roadrunner Transportation Systems, Inc.(1)	80,400	1,206,000
		2,413,096
Utilities: Telecommunications — 1.6%
j2 Global Communications, Inc.(1)	56,334	1,662,416
		1,662,416
Total Common Stocks (Cost $77,254,164)		105,125,086

	Principal Amount
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,667,001, due 4/1/2011 (2)	$2,667,000	2,667,000
Total Repurchase Agreements (Cost $2,667,000)		2,667,000
Total Investments — 100.8% (Cost $79,921,164)		107,792,086
Other Liabilities, Net — (0.8)%		(877,331)
Total Net Assets — 100.0%		$106,914,755

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$2,723,568

Legend: ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$105,125,086	$—	$—	$105,125,086
Repurchase Agreements	—	2,667,000	—	2,667,000

Total	$105,125,086	$2,667,000	$—	$107,792,086

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 94.0%
Australia — 6.1%
Brambles Ltd.	541,904	$3,966,501
Fortescue Metals Group Ltd.	378,066	2,505,077
James Hardie Industries N.V.(1)	142,882	899,849
Woodside Petroleum Ltd.	108,468	5,251,223
Woolworths Ltd.	112,644	3,130,750
		15,753,400
Brazil — 2.2%
B2W Companhia Global do Varejo	66,300	907,607
BM&F BOVESPA S.A.	254,000	1,843,567
OGX Petroleo e Gas Participacoes S.A.(1)	242,100	2,913,831
		5,665,005
Denmark — 3.4%
Novo Nordisk A/S, Class B	31,302	3,930,986
Novozymes A/S, Class B	12,992	1,984,912
Vestas Wind Systems A/S(1)	66,888	2,903,312
		8,819,210
France — 5.8%
Essilor International S.A.	55,200	4,095,589
L’Oreal S.A.	37,525	4,372,029
PPR	42,856	6,563,775
		15,031,393
Germany — 5.8%
Adidas AG	58,913	3,703,967
Aixtron AG	41,500	1,819,461
Axel Springer AG	1,032	166,804
HeidelbergCement AG	31,191	2,168,945
SAP AG	58,560	3,581,549
SMA Solar Technology AG	10,948	1,377,376
TUI AG(1)	187,816	2,242,255
		15,060,357
Hong Kong — 2.0%
Hong Kong Exchanges & Clearing Ltd.	146,900	3,181,828
Li & Fung Ltd.	390,000	1,991,954
		5,173,782
India — 0.8%
Housing Development Finance Corp. Ltd.	82,500	1,291,944
Reliance Capital Ltd.	64,826	851,949
		2,143,893
Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	54,400	2,729,248
		2,729,248
Japan — 11.6%
Canon, Inc.	91,200	3,922,490
Hoya Corp.	91,100	2,078,989
Japan Tobacco, Inc.	105	379,615
Kyocera Corp.	14,200	1,439,135
Nintendo Co. Ltd.	18,300	4,975,947
Rakuten, Inc.	7,329	6,575,327
Rohm Co. Ltd.	24,200	1,520,552
SMC Corp.	25,400	4,180,659
Yamada Denki Co. Ltd.	40,070	2,692,794
Yamaha Motor Co. Ltd.(1)	134,600	2,343,642
		30,109,150
Mexico — 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	441,200	1,324,218
		1,324,218
People’s Republic of China — 8.5%
Baidu, Inc., ADR(1)	83,300	11,479,573
China Merchants Bank Co. Ltd., H shares	607,000	1,677,977
CNOOC Ltd.	1,154,000	2,922,135
Ports Design Ltd.	166,500	383,779
Tencent Holdings Ltd.	226,000	5,506,682
		21,970,146
Singapore — 0.7%
Singapore Exchange Ltd.	295,000	1,836,150
		1,836,150
South Africa — 0.5%
Impala Platinum Holdings Ltd.	42,800	1,236,625
		1,236,625
South Korea — 1.7%
Celltrion, Inc.	54,813	1,738,476
Samsung Electronics Co. Ltd.	3,234	2,742,319
		4,480,795
Spain — 5.1%
Banco Santander S.A.	647,760	7,555,477
Industria de Diseno Textil S.A.	68,736	5,515,398
		13,070,875
Sweden — 8.9%
Alfa Laval AB	134,371	2,918,714
Atlas Copco AB, Class B	396,721	9,582,255
Oriflame Cosmetics S.A., SDR	25,515	1,319,214
Sandvik AB	224,959	4,245,534
Svenska Handelsbanken AB, Class A	154,516	5,068,011
		23,133,728
Switzerland — 6.8%
ABB Ltd. (Reg S)(1)	121,694	2,922,232
Compagnie Financiere Richemont S.A., Class A	125,974	7,263,662
Geberit AG	14,434	3,139,675
Syngenta AG (Reg S)	12,914	4,201,260
		17,526,829
Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	224,266	2,731,560
		2,731,560
Turkey — 1.1%
Turkiye Garanti Bankasi A.S.	633,866	2,957,537
		2,957,537
United Kingdom — 20.3%
ARM Holdings PLC	218,301	2,025,679
Autonomy Corp. PLC(1)	122,867	3,130,954
BG Group PLC	122,790	3,048,316
BHP Billiton PLC	202,000	7,997,422
British American Tobacco PLC	146,500	5,874,294
Lloyds Banking Group PLC(1)	1,930,000	1,793,360
Meggitt PLC	560,608	3,087,165
Prudential PLC	354,000	4,008,932
Rolls-Royce Group PLC(1)	421,000	4,174,452
SABMiller PLC	125,600	4,444,846
Signet Jewelers Ltd.(1)	47,325	2,130,829
Standard Chartered PLC	260,000	6,744,104
Tesco PLC	692,000	4,227,189
		52,687,542
Total Common Stocks (Cost $183,689,526)		243,441,443
Preferred Stocks — 4.0%
Brazil — 3.5%
Itau Unibanco Holding S.A., ADR	147,440	3,545,932
Petroleo Brasileiro S.A., ADR	159,400	5,665,076
		9,211,008

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2011 (unaudited)	Shares	Value
Germany — 0.5%
Porsche Automobil Holding SE	20,100	$1,308,811
		1,308,811
Total Preferred Stocks (Cost $9,378,082)		10,519,819

	Rights
Rights — 0.1%
Brazil — 0.0%
B2W Companhia Global Do Varejo(1)	27,806	19,075
		19,075
Germany — 0.1%
Porsche Automobil Holding SE(1)	20,100	174,247
		174,247
Total Rights (Cost $258,903)		193,322

	Principal Amount
Repurchase Agreements — 1.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $3,048,001, due 4/1/2011(2)	$3,048,000	3,048,000
Total Repurchase Agreements (Cost $3,048,000)		3,048,000
Total Investments — 99.3% (Cost $196,374,511)		257,202,584
Other Assets, Net — 0.7%		1,764,491
Total Net Assets — 100.0%		$258,967,075

(1) Non-income producing security. (2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$3,112,650

Legend:

ADR— American Depositary Receipt.
SDR— Swedish Depository Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$24,096,408	$219,345,035	*	$—	$243,441,443
Preferred Stocks	9,211,008	1,308,811	*	—	10,519,819
Rights	193,322	—		—	193,322
Repurchase Agreements	—	3,048,000		—	3,048,000

Total	$33,500,738	$223,701,846		$—	$257,202,584

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 90.3%
Brazil — 10.2%
All America Latina Logistica	154,940	$1,271,673
BM&F BOVESPA S.A.	89,000	645,974
MercadoLibre, Inc.	12,900	1,053,027
OGX Petroleo e Gas Participacoes S.A.(1)	112,800	1,357,621
Petroleo Brasileiro S.A., ADR	178,324	7,209,639
Vale S.A., ADR	85,100	2,838,085
		14,376,019
India — 6.4%
ACC Ltd.	38,000	919,606
GAIL India Ltd.	145,834	1,501,696
Hero Honda Motors Ltd.	30,500	1,094,677
Housing Development Finance Corp. Ltd.	103,500	1,620,803
IFCI Ltd.	605,979	718,099
Infosys Technologies Ltd.	10,500	762,136
Infrastructure Development Finance Co. Ltd.	241,100	834,947
Tata Power Co. Ltd.	54,700	1,630,994
		9,082,958
Indonesia — 4.7%
PT Astra International Tbk	193,000	1,262,287
PT Bakrieland Development Tbk	30,280,500	486,325
PT Bank Rakyat Indonesia Tbk	1,561,000	1,029,434
PT Bumi Resources Tbk	5,362,500	2,057,864
PT Semen Gresik (Persero) Tbk	904,500	944,577
PT Tambang Batubara Bukit Asam Tbk	368,000	886,425
		6,666,912
Malaysia — 0.6%
Public Bank Berhad	193,300	838,588
		838,588
Mexico — 4.0%
America Movil S.A.B. de C.V., ADR, Series L	40,300	2,341,430
Cemex S.A.B. de C.V., ADR(1)	152,464	1,361,503
Wal-Mart de Mexico S.A.B. de C.V.	651,984	1,956,865
		5,659,798
People’s Republic of China — 18.7%
Alibaba.com Ltd.	574,500	986,241
Aluminum Corp. of China Ltd., H shares(1)	1,880,000	1,790,510
Baidu, Inc., ADR(1)	30,100	4,148,081
Bank of China Ltd., H shares	3,511,900	1,952,921
China Construction Bank Corp., H shares	2,216,830	2,075,363
China Life Insurance Co. Ltd., H shares	204,000	763,661
China Mobile Ltd.	364,500	3,364,698
China Railway Construction Corp. Ltd., H shares	1,377,000	1,439,222
China Shenhua Energy Co. Ltd., H shares	604,000	2,846,762
China South Locomotive and Rolling Stock Corp., H shares	1,188,000	1,218,253
China Taiping Insurance Holdings Co. Ltd.(1)	384,000	1,131,564
Parkson Retail Group Ltd.	455,000	625,067
Ping An Insurance Group Co. of China Ltd., H shares	196,500	1,990,738
Renhe Commercial Holdings	4,254,000	798,395
Want Want China Holdings Ltd.	1,668,000	1,308,567
		26,440,043
Peru — 1.0%
Credicorp Ltd.	13,700	1,437,541
		1,437,541
Russia — 6.6%
Evraz Group S.A., GDR (Reg S)(1)	33,800	1,342,483
LUKOIL, ADR	31,000	2,219,491
Petropavlovsk PLC	85,400	1,366,742
Severstal, GDR (Reg S)	78,600	1,540,994
United Co. RUSAL PLC(1)	484,000	838,422
VTB Bank OJSC, GDR (Reg S)	138,995	972,295
X5 Retail Group N.V., GDR (Reg S)(1)	25,020	1,051,203
		9,331,630
South Africa — 8.1%
AngloGold Ashanti Ltd.	11,100	531,927
Gold Fields Ltd.	124,600	2,173,908
Gold Fields Ltd., ADR	38,800	677,448
Impala Platinum Holdings Ltd.	48,600	1,404,205
Lonmin PLC	44,318	1,209,808
Massmart Holdings Ltd.	72,528	1,503,682
Naspers Ltd., N shares	24,390	1,311,979
Sasol	46,800	2,707,746
		11,520,703
South Korea — 11.6%
Cheil Industries, Inc.	11,400	1,208,987
GLOVIS Co. Ltd.	12,700	1,803,830
Hyundai Mobis	8,430	2,513,399
KB Financial Group, Inc.	24,808	1,297,715
NHN Corp.(1)	8,300	1,448,132
Samsung Electronics Co. Ltd.	5,786	4,906,325
Samsung Fire & Marine Insurance Co. Ltd.(1)	8,500	1,877,839
Shinsegae Co. Ltd.	5,700	1,356,156
		16,412,383
Taiwan — 8.3%
Advanced Semiconductor Engineering, Inc.	830,205	898,529
China Life Insurance Co. Ltd.	1,734,554	1,748,781
Far Eastern Department Stores Ltd.	1,015,400	1,603,509
Hon Hai Precision Industry Co. Ltd.	836,990	2,928,615
MediaTek, Inc.	142,282	1,634,739
Taiwan Semiconductor Manufacturing Co. Ltd.	1,241,385	2,974,685
		11,788,858
Thailand — 1.4%
Bank of Ayudhya Public Co. Ltd.	2,475,800	2,030,338
		2,030,338
Turkey — 1.2%
Turkiye Garanti Bankasi A.S.	352,955	1,646,843
		1,646,843
Other African Countries — 3.5%
Chariot Oil & Gas Ltd.(1)	322,542	1,297,637
Kenmare Resources PLC(1)	2,843,348	2,025,421
Tullow Oil PLC	69,700	1,617,364
		4,940,422
Other Emerging Markets Countries — 4.0%
Desire Petroleum PLC(1)	81,925	49,519
Dragon Oil PLC(1)	491,690	4,716,837
Gulf Keystone Petroleum Ltd.(1)	342,599	835,726
Rockhopper Exploration PLC(1)	15,758	62,629
		5,664,711
Total Common Stocks (Cost $86,007,006)		127,837,747
Preferred Stocks — 8.3%
Brazil — 7.1%
Banco Bradesco S.A.	103,342	2,110,958
Bradespar S.A.	94,300	2,472,079
Compahia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	35,500	1,459,443
Companhia Energetica de Minas Gerais	78,437	1,498,454
Itausa-Investimentos Itau S.A.	319,932	2,508,272
		10,049,206

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2011 (unaudited)	Shares	Value
South Korea — 1.2%
Samsung Electronics Co. Ltd.	3,074	$1,749,944
		1,749,944
Total Preferred Stocks (Cost $5,819,696)		11,799,150

	Principal Amount
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $72,000, due 4/1/2011(2)	$72,000	72,000
Total Repurchase Agreements (Cost $72,000)		72,000
Total Investments — 98.7% (Cost $91,898,702)		139,708,897
Other Assets, Net — 1.3%		1,803,354
Total Net Assets — 100.0%		$141,512,251

(1) Non-income producing security. (2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$75,837
Legend: ADR— American Depositary Receipt. GDR— Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$31,078,353	$96,759,394	*	$—	$127,837,747
Preferred Stocks	10,049,206	1,749,944	*	—	11,799,150
Repurchase Agreements	—	72,000		—	72,000

Total	$41,127,559	$98,581,338		$—	$139,708,897

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 3.9%
Ally Master Owner Trust
2011-1 A2
2.15% due 1/15/2016	$6,250,000	$6,250,552
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	1,518,202	1,369,099
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	325,299	321,829
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (1)	769,467	774,586
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015	5,600,000	5,760,863
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	650,000	660,372
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014 (2)	3,975,000	4,164,663
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	1,300,000	1,349,549
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	4,800,000	4,883,865
Total Asset Backed Securities (Cost $25,208,428)		25,535,378
Collateralized Mortgage Obligations — 16.4%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	4,420,184	4,475,785
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	997,178	1,018,820
Chase Mortgage Finance Corp.
2003-S11 3A1
5.50% due 10/25/2033	1,560,996	1,592,219
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	2,006,599	1,989,814
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	1,212,025	1,206,510
2006-19CB A15
6.00% due 8/25/2036	1,676,907	1,426,224
Countrywide Home Loans Mortgage Pass Through Trust
2003-11 A31
5.50% due 5/25/2033	4,759,576	4,953,624
Countrywide Home Loans Trust
2003-J7 2A12
5.00% due 8/25/2033	3,759,899	3,849,080
2002-19 1A1
6.25% due 11/25/2032	660,758	706,575
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	3,000,298
1534 Z
5.00% due 6/15/2023	638,205	638,056
3227 PR
5.50% due 9/15/2035	8,458,331	9,237,788
FNMA
2002-77 QG
5.50% due 12/25/2032	4,110,000	4,621,181
2006-45 AC
5.50% due 6/25/2036	543,045	536,565
2002-52 PB
6.00% due 2/25/2032	1,486,499	1,523,479
GMAC Mortgage Corp. Loan Trust
2004-J6 2A1
5.25% due 2/25/2035	502,324	503,496
GNMA
1997-19 PG
6.50% due 12/20/2027	2,778,821	3,077,677
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.485% due 6/25/2035 (1)	5,913,000	5,840,081
2004-S2 1A3
4.75% due 11/25/2019	2,058,361	2,096,578
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	1,518,255	1,567,305
2003-10 3A7
5.50% due 11/25/2033	1,569,454	1,640,486
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	1,289,182	1,336,461
2003-3 A9
5.50% due 1/25/2034	4,744,821	5,021,160
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	1,064,777	1,079,433
Residential Funding Mortgage Securities I, Inc.
2005-S1 2A1
4.75% due 2/25/2020	2,679,324	2,749,228
2005-S3 A1
4.75% due 3/25/2020	4,426,508	4,488,151
2003-S20 1A4
5.50% due 12/25/2033	1,216,810	1,229,611
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	1,738,609	1,514,776
Structured Asset Securities Corp.
2005-1 4A1
5.00% due 2/25/2020	2,688,814	2,741,181
Wells Fargo Mortgage Backed Securities Trust
2005-1 1A1
4.75% due 1/25/2020	3,210,931	3,291,702
2005-2 2A1
4.75% due 4/25/2020 (3)	2,908,329	3,022,778
2004-2 A1
5.00% due 1/25/2019	1,793,641	1,857,713
2006-1 A3
5.00% due 3/25/2021	4,145,643	4,165,310
2003-2 A7
5.25% due 2/25/2018 (3)	4,494,604	4,638,009
2006-7 1A1
5.25% due 6/25/2021	1,218,593	1,232,952
2003-9 1A3
5.25% due 8/25/2033	2,079,615	2,160,211
2005-6 A1
5.25% due 8/25/2035	5,084,329	5,164,926
2004-6 A4
5.50% due 6/25/2034	3,262,188	3,458,536
2007-13 A7

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
6.00% due 9/25/2037	$2,359,732	$2,288,517
Total Collateralized Mortgage Obligations (Cost $105,160,498)		106,942,296
Senior Secured Loans — 1.0%
Finance Companies — 0.1%
Springleaf Finance Corp.
Term Loan B
7.25% due 4/21/2015 (1)	750,000	750,472
		750,472

Food — 0.1%
Dole Food Co., Inc.
Term Loan B
5.50% due 3/2/2017 (1)	209,647	210,695
Term Loan C
5.00% due 3/2/2017 (1)	520,711	523,315
		734,010

Healthcare — 0.4%
Grifols, Inc.
Term Loan B
6.00% due 11/23/2016 (1)	2,000,000	2,012,000
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017 (1)	742,507	746,086
		2,758,086

Metals And Mining — 0.3%
Novelis, Inc.
New Term Loan B
4.00% due 3/10/2017 (1)	1,596,000	1,598,155
		1,598,155

Technology — 0.1%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017 (1)	632,555	631,448
		631,448
Total Senior Secured Loans (Cost $6,438,629)		6,472,171
Commercial Mortgage-Backed Securities — 18.9%
Adams Outdoor Advertising LP
2010-1 A
5.438% due 12/20/2040 (2)	4,785,813	4,869,497
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037 (2)(3)	4,420,000	4,740,083
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	2,350,000	2,446,187
2005-6 A4
5.196% due 9/10/2047 (1)	5,800,000	6,255,501
2006-2 A4
5.741% due 5/10/2045 (1)	3,400,000	3,692,696
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,500,000	4,701,936
1999-C1 B
6.20% due 2/14/2031 (1)	2,699,132	2,786,110
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030 (1)(2)	3,255,353	3,433,760
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 AM
5.222% due 7/15/2044 (1)	4,295,000	4,542,276
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2020 (2)(3)	5,800,000	6,286,347
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	1,467,521	1,466,507
2005-C1 AJ
5.075% due 2/15/2038 (1)	2,765,000	2,851,788
2001-CP4 A4
6.18% due 12/15/2035	254,937	255,170
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	4,975,000	5,272,585
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045 (1)	2,100,000	2,084,326
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,126,649
2004-GG1 A7
5.317% due 6/10/2036 (1)	3,764,000	4,029,562
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042 (1)(3)	4,000,000	4,260,914
2005-LDP5 A4
5.202% due 12/15/2044 (1)(3)	2,880,000	3,086,284
2001-C1 A3
5.857% due 10/12/2035 (3)	3,283,086	3,307,606
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030 (2)	5,000,000	5,156,334
LB UBS Commercial Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	4,400,000	4,616,760
2003-C8 A4
5.124% due 11/15/2032 (1)	1,000,000	1,065,126
2002-C1 A4
6.462% due 3/15/2031	844,741	870,915
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041 (1)	3,750,000	3,987,330
Morgan Stanley Capital I Trust
2004-HQ3 A3
4.49% due 1/13/2041	175,422	179,514
2005-HQ7 AAB
5.18% due 11/14/2042 (1)	4,922,187	5,127,934
2004-IQ7 A4
5.409% due 6/15/2038 (1)	3,000,000	3,215,565
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	2,190,000	2,132,097
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.08% due 5/18/2032 (1)(2)	4,237,000	4,436,448
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015 (2)	5,500,000	5,731,103
Wachovia Bank Commercial Mortgage Trust

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
2004-C10 A4
4.748% due 2/15/2041	$1,989,000	$2,094,268
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,658,845
2004-C11 A5
5.215% due 1/15/2041 (1)	3,477,000	3,715,055
WF-RBS Commercial Mortgage Trust
2011-C2 A4
4.869% due 2/15/2044 (1)(2)	4,100,000	4,194,334
Total Commercial Mortgage-Backed Securities (Cost $119,599,657)		123,677,412
Corporate Bonds — 32.9%
Aerospace & Defense — 0.2%
L-3 Communications Corp.
5.20% due 10/15/2019	500,000	521,532
TRW, Inc.
7.75% due 6/1/2029	500,000	629,984
		1,151,516

Automotive — 1.0%
Banque PSA Finance
Sr. Nt.
5.75% due 4/4/2021 (2)	1,600,000	1,585,155
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,499,393
Ford Motor Credit Co. LLC
Sr. Nt.
8.00% due 6/1/2014	3,000,000	3,336,537
		6,421,085

Banking — 5.7%
American Express Bank FSB
6.00% due 9/13/2017	500,000	554,015
Bank of America Corp.
Sr. Nt.
7.375% due 5/15/2014	1,500,000	1,693,986
Bank One Corp.
5.25% due 1/30/2013	600,000	636,181
Barclays Bank PLC
Sr. Nt.
5.125% due 1/8/2020	1,600,000	1,627,690
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 -5/15/2018	3,400,000	3,706,940
City National Corp.
5.125% due 2/15/2013	700,000	735,032
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	836,809
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	1,000,000	1,021,200
5.30% due 8/13/2019	1,200,000	1,261,406
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	886,899
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,600,000	1,760,323
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	744,232
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	1,500,000	1,656,011
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	1,500,000	1,640,652
Lloyds TSB Bank PLC
5.80% due 1/13/2020 (2)	1,500,000	1,501,479
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	1,000,000	1,062,718
Morgan Stanley
5.95% due 12/28/2017	2,300,000	2,470,517
PNC Bank N.A.
6.875% due 4/1/2018	800,000	907,112
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,522,833
Santander U.S. Debt S.A. Unipersonal
3.724% due 1/20/2015 (2)	1,300,000	1,257,165
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	800,000	849,786
The Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,600,000	1,709,728
5.625% due 1/15/2017	370,000	389,910
Sr. Nt.
5.375% due 3/15/2020	2,000,000	2,030,670
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	1,600,000	1,613,264
USB Realty Corp.
6.091% due 1/15/2012 (1)(2)(4)	950,000	798,000
Wachovia Corp.
5.25% due 8/1/2014	700,000	748,630
Wells Fargo Bank N.A.
5.75% due 5/16/2016	1,200,000	1,317,376
		36,940,564

Brokerage — 0.8%
BlackRock, Inc.
Sr. Nt.
3.50% due 12/10/2014	1,200,000	1,254,693
Jefferies Group, Inc.
Sr. Nt.
3.875% due 11/9/2015	1,200,000	1,197,410
Lehman Brothers Holdings Capital Trust VII
5.857% due 5/31/2012 (4)(5)	1,000,000	100
Nomura Holdings, Inc.
Sr. Nt.
5.00% due 3/4/2015	1,600,000	1,656,736
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	1,000,000	1,086,603
		5,195,542

Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,455,200
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,500,000	1,570,352
		3,025,552

Chemicals — 0.6%
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	500,000	518,001
Incitec Pivot Finance LLC
6.00% due 12/10/2019 (2)	1,200,000	1,257,395
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	642,623

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
The Dow Chemical Co.
Sr. Nt.
5.70% due 5/15/2018	$1,500,000	$1,616,401
		4,034,420

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,308,464
		1,308,464

Consumer Products — 0.2%
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	1,000,000	1,065,693
		1,065,693

Diversified Manufacturing — 0.1%
Siemens Financieringsmat N.V.
6.125% due 8/17/2026 (2)	750,000	845,381
		845,381

Electric — 1.0%
Alabama Power Co.
5.65% due 3/15/2035	750,000	733,799
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,515,000	1,551,340
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	707,790
Nevada Power Co.
6.65% due 4/1/2036	600,000	678,226
PacifiCorp
5.25% due 6/15/2035	350,000	339,800
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	1,601,677
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,160,282
		6,772,914

Energy - Integrated — 0.8%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,587,771
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	2,000,000	1,910,664
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,200,000	1,295,425
Tosco Corp.
8.125% due 2/15/2030	500,000	638,968
		5,432,828

Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,730,213
Viacom, Inc.
6.875% due 4/30/2036	800,000	875,995
		2,606,208

Food And Beverage — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 1/15/2015	1,650,000	1,742,824
Kraft Foods, Inc.
Sr. Nt.
6.50% due 2/9/2040	500,000	534,043
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,242,424
		3,519,291

Gaming — 0.2%
Seminole Indian Tribe of Florida
Sr. Sec. Nt.
5.798% due 10/1/2013 (2)	1,500,000	1,503,960
		1,503,960

Government Related — 1.0%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014 (2)	1,500,000	1,618,929
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	740,599
Petrobras International Finance Co.
5.875% due 3/1/2018	1,250,000	1,324,061
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019 (2)	2,300,000	2,585,041
		6,268,630

Health Insurance — 0.3%
UnitedHealth Group, Inc.
6.50% due 6/15/2037	500,000	536,212
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	1,200,000	1,197,203
		1,733,415

Healthcare — 0.9%
Beckman Coulter, Inc.
Sr. Nt.
7.00% due 6/1/2019	750,000	865,682
Becton Dickinson and Co.
Sr. Nt.
5.00% due 5/15/2019	1,000,000	1,077,261
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	1,300,000	1,278,875
FMC Finance III SA
6.875% due 7/15/2017	1,500,000	1,584,375
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	725,715
		5,531,908

Independent Energy — 1.0%
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	646,177
Chesapeake Energy Corp.
6.125% due 2/15/2021	1,400,000	1,445,500
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019 (2)	1,845,800	1,961,162
Nexen, Inc.
Sr. Nt.
6.20% due 7/30/2019	900,000	995,003
Whiting Petroleum Corp.
6.50% due 10/1/2018	1,600,000	1,656,000
		6,703,842

Industrial - Other — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	1,731,936
		1,731,936

Insurance - Life — 2.4%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	1,000,000	1,041,636
AXA SA
6.463% due 12/14/2018 (1)(2)(4)	800,000	698,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Genworth Financial, Inc.
Sr. Nt.
7.20% due 2/15/2021	$2,400,000	$2,383,541
ING Groep N.V.
Jr. Sub. Nt.
5.775% due 12/8/2015 (1)(4)	2,000,000	1,850,000
MetLife, Inc.
6.40% due 12/15/2036	500,000	481,550
Sr. Nt. Series A
6.817% due 8/15/2018	1,400,000	1,618,768
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039 (2)	1,000,000	1,147,024
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,500,000	1,761,174
Symetra Financial Corp.
6.125% due 4/1/2016 (2)(6)	800,000	831,374
Teachers Insurance & Annuity Association of America
Nt.
6.85% due 12/16/2039 (2)	1,200,000	1,353,032
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.50% due 3/30/2020	1,500,000	1,525,515
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (2)	1,100,000	1,224,345
		15,915,959
Insurance P&C — 1.5%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	1,000,000	1,099,596
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	1,100,000	1,226,874
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	750,000	809,151
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,570,728
Liberty Mutual Group, Inc.
7.50% due 8/15/2036 (2)	400,000	428,000
The Northwestern Mutual Life Insurance Co.
Nt.
6.063% due 3/30/2040 (2)	1,500,000	1,583,832
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	1,000,000	1,102,395
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065 (1)(2)	1,600,000	1,632,000
		9,452,576
Media Cable — 1.2%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,024,430
6.50% due 1/15/2017	1,100,000	1,252,631
Time Warner Cable, Inc.
5.40% due 7/2/2012	1,000,000	1,051,526
5.85% due 5/1/2017	2,900,000	3,171,727
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	1,500,000	1,638,750
		8,139,064
Media Noncable — 0.2%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,516,875
		1,516,875

Metals And Mining — 2.1%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,900,329
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	750,000	794,441
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	2,250,000	2,399,546
FMG Resources August 2006 Pty. Ltd.
6.375% due 2/1/2016 (2)	2,000,000	2,015,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	1,200,000	1,323,000
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,535,625
Teck Resources Ltd.
Sr. Nt.
5.375% due 10/1/2015	1,500,000	1,626,850
United States Steel Corp.
Sr. Nt.
7.00% due 2/1/2018	1,500,000	1,558,125
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	445,251
		13,598,167
Non Captive Consumer — 0.4%
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	1,076,157
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	1,200,000	1,251,000
		2,327,157
Non Captive Diversified — 1.2%
Ally Financial, Inc.
4.50% due 2/11/2014	1,500,000	1,500,000
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014 (2)	1,500,000	1,509,405
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	650,000	679,483
General Electric Capital Corp.
6.75% due 3/15/2032	1,000,000	1,098,841
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,297,343
KKR Group Finance Co.
6.375% due 9/29/2020 (2)	1,600,000	1,636,624
		7,721,696
Oil Field Services — 0.4%
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	550,000	593,822
Weatherford International Ltd.
5.15% due 3/15/2013	700,000	740,914
6.50% due 8/1/2036	1,500,000	1,499,821
		2,834,557
Paper — 0.5%
Georgia-Pacific LLC
5.40% due 11/1/2020 (2)	2,000,000	1,974,946
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	1,300,000	1,326,000
		3,300,946

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Pharmaceuticals — 0.8%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	$1,400,000	$1,512,755
Amgen, Inc.
5.85% due 6/1/2017	400,000	455,196
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	1,500,000	1,607,912
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	921,882
Wyeth
5.95% due 4/1/2037	475,000	507,800
		5,005,545
Pipelines — 1.1%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,702,176
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	750,000	876,379
Enterprise Products Operating LLC
5.20% due 9/1/2020	2,000,000	2,062,946
8.375% due 8/1/2066 (1)	400,000	432,000
Magellan Midstream Partners LP
6.55% due 7/15/2019	1,200,000	1,368,342
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,043,172
		7,485,015
Railroads — 0.1%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	800,000	904,978
		904,978
Refining — 0.4%
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020 (2)	1,500,000	1,639,871
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	600,000	766,973
		2,406,844
REITs — 0.9%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,223,903
Equity One, Inc.
6.25% due 12/15/2014	1,100,000	1,180,115
ERP Operating LP
5.375% due 8/1/2016	775,000	842,787
ProLogis
Sr. Sec. Nt.
6.875% due 3/15/2020	1,500,000	1,641,344
WEA Finance LLC
5.40% due 10/1/2012 (2)	900,000	952,242
		5,840,391
Retailers — 0.8%
Macy’s Retail Holdings, Inc.
5.90% due 12/1/2016	1,500,000	1,612,500
6.625% due 4/1/2011	1,280,000	1,280,000
Nordstrom, Inc.
Sr. Nt.
6.25% due 1/15/2018	1,500,000	1,716,649
Target Corp.
Sr. Nt.
7.00% due 1/15/2038	600,000	708,435
		5,317,584
Technology — 0.7%
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	800,000	869,281
Corning, Inc.
Sr. Nt.
6.625% due 5/15/2019	1,000,000	1,153,295
International Business Machines Corp.
5.70% due 9/14/2017	400,000	452,738
Kla-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,500,000	1,654,311
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	550,197
		4,679,822
Wireless — 1.0%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,544,693
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,557,215
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	800,000	878,432
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,345,366
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	1,000,000	1,092,671
6.15% due 2/27/2037	350,000	373,233
		6,791,610
Wirelines — 1.5%
AT&T, Inc.
6.30% due 1/15/2038	1,200,000	1,209,481
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	850,000	1,114,431
France Telecom S.A.
8.50% due 3/1/2031	335,000	450,769
Qwest Communications International, Inc.
7.125% due 4/1/2018	1,500,000	1,618,125
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	1,600,000	1,644,000
Telecom Italia Capital SA
5.25% due 11/15/2013 - 10/1/2015	2,050,000	2,153,196
Verizon Communications, Inc.
6.40% due 2/15/2038	1,250,000	1,309,660
		9,499,662
Total Corporate Bonds (Cost $203,031,831)		214,531,597
Hybrid ARMS — 0.3%
FNMA
5.737% due 12/1/2036 (1)	1,077,493	1,139,882
6.228% due 8/1/2046 (1)	1,017,114	1,062,942
Total Hybrid ARMS (Cost $2,109,370)		2,202,824

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities — 17.0%
FHLMC
4.00% due 12/1/2040 - 1/1/2041	$18,400,653	$18,093,526
5.50% due 2/1/2037 - 6/1/2038	4,419,619	4,726,058
7.00% due 9/1/2038	937,340	1,068,642
FNMA
4.00% due 11/1/2040	17,830,607	17,564,295
4.50% due 12/1/2041 (7)	14,700,000	14,959,543
5.00% due 4/1/2023 - 12/1/2039	22,613,077	23,706,165
5.00% due 12/1/2041 (7)	4,000,000	4,184,376
5.50% due 1/1/2038 - 5/1/2038	16,764,258	17,949,765
5.50% due 12/1/2041 (7)	6,000,000	6,416,250
6.00% due 8/1/2021	616,569	677,263
6.50% due 2/1/2013 - 12/1/2014	129,579	139,048
7.00% due 9/1/2014 - 6/1/2032	260,281	296,660
7.50% due 12/1/2029	244,023	283,101
8.00% due 1/1/2030 - 9/1/2030	83,811	98,162
GNMA
6.00% due 10/15/2032 -12/15/2033	635,642	703,311
Total Mortgage Pass-Through Securities (Cost $110,388,461)		110,866,165
Municipal Bonds — 1.8%
Arizona Water Infrastructure Finance Authority
Revenue
Water Quality-Series A
5.00% due 10/1/2027	1,200,000	1,253,292
California State General Obligation
5.25% due 4/1/2014	800,000	835,928
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	1,579,328
Illinois State Toll Highway Authority Toll Highway
Revenue
Build America Bonds-Series A
6.184% due 1/1/2034	1,000,000	960,860
Massachusetts Bay Transportation Authority
Revenue
Series A
5.25% due 7/1/2034	2,400,000	2,465,208
Massachusetts State Health & Educational
Facilities Authority Revenue
Harvard University-Series A
5.50% due 11/15/2036	1,190,000	1,257,271
New York City Municipal Water Finance Authority
Water & Sewer Revenue
Build America Bonds-Series EE
6.011% due 6/15/2042	1,600,000	1,637,072
Oregon School Board Association
4.759% due 6/30/2028	450,000	402,804
San Diego County California Water Authority
Financing Agency Water Revenue
Build America Bonds-Series B
6.138% due 5/1/2049	1,500,000	1,487,790
Total Municipal Bonds (Cost $11,839,250)		11,879,553
U.S. Government Securities — 6.0%
U.S. Treasury Bonds
3.875% due 8/15/2040	5,750,000	5,145,353
4.25% due 11/15/2040	10,825,000	10,353,095
4.375% due 5/15/2040	2,805,000	2,742,336
6.625% due 2/15/2027	2,500,000	3,235,937
U.S. Treasury Notes
1.875% due 8/31/2017 - 10/31/2017	3,600,000	3,409,781
2.00% due 1/31/2016	10,550,000	10,473,344
2.125% due 2/29/2016	1,430,000	1,425,531
2.25% due 11/30/2017	800,000	772,750
2.625% due 11/15/2020	935,000	872,472
3.625% due 2/15/2021	405,000	410,759
Total U.S. Government Securities (Cost $39,796,208)		38,841,358
Short-Term Investments — 3.9%
Barclays U.S. Funding LLC
0.18% due 4/13/2011 (3)	7,650,000	7,649,541
John Deere Credit Ltd.
0.19% due 4/13/2011 (3)	8,000,000	7,999,493
NetJets, Inc.
0.16% due 4/13/2011 (3)	2,500,000	2,499,867
Private Export Funding Corp.
0.15% due 4/13/2011 (3)	5,000,000	4,999,750
Toyota Motor Credit Corp.
0.10% due 4/13/2011 (3)	2,500,000	2,499,917
Total Short-Term Investments (Cost $25,648,568)		25,648,568
Repurchase Agreements — 1.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $11,800,003, due 4/1/2011(8)	11,800,000	11,800,000
Total Repurchase Agreements (Cost $11,800,000)		11,800,000
Total Investments — 103.9% (Cost $661,020,900)		678,397,322
Other Liabilities, Net — (3.9)%		(25,558,482)
Total Net Assets — 100.0%		$652,838,840

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2011.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $76,551,931, representing 11.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman
Brothers
Holdings
Capital
Trust VII	5.857%	5/31/2012	$1,000,000	$996,693	$100
(6) The table below presents securities deemed illiquid by the investment adviser.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

Security	Principal Amount	Acquisition Cost	Value	Acquisition Date	% of Fund’s Net Assets
Symetra Financial Corp.	$800,000	$794,799	$831,374	3/23/2006- 7/20/2006	0.13%

(7)	TBA - To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$12,039,663

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$25,535,378	$—	$25,535,378
Collateralized Mortgage Obligations	—	106,942,296	—	106,942,296
Senior Secured Loans	—	6,472,171	—	6,472,171
Commercial Mortgage-Backed Securities	—	123,677,412	—	123,677,412
Corporate Bonds	—	214,531,597	—	214,531,597
Hybrid ARMS	—	2,202,824	—	2,202,824
Mortgage Pass-Through Securities	—	110,866,165	—	110,866,165
Municipal Bonds	—	11,879,553	—	11,879,553
U.S. Government Securities	—	38,841,358	—	38,841,358
Short-Term Investments	—	25,648,568	—	25,648,568
Repurchase Agreements	—	11,800,000	—	11,800,000

Total	$—	$678,397,322	$—	$678,397,322

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 17.0%
Ally Auto Receivables Trust
2010-3 A3
1.11% due 10/15/2014	$1,000,000	$997,833
Ally Master Owner Trust
2011-1 A2
2.15% due 1/15/2016	250,000	250,022
2010-3 A
2.88% due 4/15/2015 (1)	800,000	818,509
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	900,000	898,090
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (2)	139,212	125,540
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017 (1)	450,000	457,249
2009-2A A4
3.03% due 10/15/2016 (1)	740,000	761,581
BMW Vehicle Lease Trust
2009-1 A4
3.66% due 8/15/2013	100,000	101,110
Capital One Multi-Asset Execution Trust
2005-A10 A
0.335% due 9/15/2015 (2)	260,000	258,763
2005-A7 A7
4.70% due 6/15/2015	850,000	894,667
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	251,845	249,158
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,038,583
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (2)	153,564	154,586
CNH Equipment Trust
2007-C A4B
1.405% due 3/17/2014 (2)	610,477	611,979
2009-C A4
3.00% due 8/17/2015 (3)	700,000	720,108
2007-C A4A
5.42% due 3/17/2014	126,202	127,757
Ford Credit Floorplan Master Owner Trust
2010-3 A2
1.955% due 2/15/2017 (1)(2)	985,000	1,023,490
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	750,000	761,967
Harley-Davidson Motorcycle Trust
2009-2 A4
3.32% due 2/15/2017	1,000,000	1,028,359
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014 (1)	950,000	995,328
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	954,000	938,489
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	600,000	622,869
John Deere Owner Trust
2009-B A4
2.33% due 5/16/2016 (3)	850,000	865,012
Navistar Financial Corp. Owner Trust
2010-A A3
1.99% due 1/21/2014 (1)	950,000	960,344
Nissan Auto Lease Trust
2009-B A3
2.07% due 1/15/2015	316,559	317,844
PG&E Energy Recovery Funding LLC
2005-1 A4
4.37% due 6/25/2014	676,862	694,395
2005-1 A5
4.47% due 12/25/2014	420,000	441,715
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032 (2)	20,695	11,717
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	500,000	496,480
Volkswagen Auto Lease Trust
2010-A A4
1.18% due 10/20/2015	900,000	896,279
World Omni Auto Receivables Trust
2010-A A4
2.21% due 9/15/2013	600,000	610,483
World Omni Automobile Lease Securitization Trust
2009-A A3
1.65% due 2/15/2013	600,000	602,258
Total Asset Backed Securities (Cost $19,626,184)		19,732,564
Collateralized Mortgage Obligations — 11.4%
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	244,379	249,683
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	574,627	590,164
2003-S14 3A1
5.50% due 1/25/2034	335,870	335,594
Citicorp Mortgage Securities, Inc.
2005-1 1A9
5.25% due 2/25/2035	381,957	386,967
2003-5 1A9
5.50% due 4/25/2033	873,166	892,924
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	262,607	261,412
Countrywide Home Loans Trust
2003-11 A31
5.50% due 5/25/2033	834,070	868,076
2002-19 1A1
6.25% due 11/25/2032	39,448	42,184
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	568,478	577,149
2004-5 5A1
5.00% due 8/25/2019	808,327	817,997
FHLMC
1534 Z
5.00% due 6/15/2023	87,139	87,119
20 H
5.50% due 10/25/2023	43,088	45,860
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	627,744	634,755

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
FNMA
2003-63 GU
4.00% due 7/25/2033	$4,913	$5,077
2005-39 CL
5.00% due 12/25/2021	30,008	30,221
2006-45 AC
5.50% due 6/25/2036	38,925	38,460
2002-52 PB
6.00% due 2/25/2032	110,001	112,737
GMAC Mortgage Corp. Loan Trust
2004-J3 A6
5.25% due 7/25/2034	135,742	135,469
2004-J6 2A1
5.25% due 2/25/2035	130,265	130,569
GNMA
2002-93 NV
4.75% due 2/20/2032	623	624
J.P. Morgan Mortgage Trust
2005-A1 5A1
4.479% due 2/25/2035 (2)	205,719	209,342
2004-S2 1A3
4.75% due 11/25/2019	305,148	310,813
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	184,563	190,526
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	315,910	321,370
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	576,316	592,313
2003-3 A9
5.50% due 1/25/2034	424,898	449,644
Residential Asset Mortgage Products, Inc.
2005-SL1
A4 6.00% due 5/25/2032	36,565	37,068
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	782,311	801,587
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	410,232	416,219
2005-S1 2A1
4.75% due 2/25/2020	405,973	416,565
2003-S20 1A4
5.50% due 12/25/2033	94,058	95,047
Structured Asset Securities Corp.
2005-1 4A1
5.00% due 2/25/2020	435,304	443,782
Wells Fargo Mortgage Backed Securities Trust
2003-J 2A1
4.423% due 10/25/2033 (2)	292,239	299,119
2003-8 A1
4.50% due 8/25/2018	222,051	226,762
2003-N 2A1
4.729% due 12/25/2033 (2)	654,929	677,486
2005-1 1A1
4.75% due 1/25/2020	429,235	440,032
2003-6 1A1
5.00% due 6/25/2018	288,381	298,250
2004-2 A1
5.00% due 1/25/2019	525,138	543,897
2006-7 1A1
5.25% due 6/25/2021	190,250	192,491

Total Collateralized Mortgage Obligations (Cost $13,066,777)		13,205,354
Senior Secured Loans — 2.2%
Energy — 0.3%
CITGO Petroleum Corp.
Term Loan C
9.00% due 6/23/2017 (2)	297,750	312,218
		312,218

Finance Companies — 0.2%
Springleaf Finance Corp.
Term Loan B
7.25% due 4/21/2015 (2)	200,000	200,126
		200,126

Food — 0.2%
Dole Food Co., Inc.
Term Loan C
5.00% - 5.50% due 3/2/2017 (2)	173,570	174,438
Term Loan B
5.50% due 3/2/2017 (2)	69,883	70,232
		244,670

Healthcare — 0.4%
Grifols, Inc.
Term Loan B
6.00% due 11/23/2016 (2)	250,000	251,500
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017 (2)	247,502	248,695
		500,195

Real Estate Investment Trusts — 0.7%
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013 (2)	850,000	841,857
		841,857

Technology — 0.1%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017 (2)	168,681	168,386
		168,386

Textiles, Apparel & Shoes — 0.3%
J Crew Operating Corp.
New Term Loan B
4.75% due 3/7/2018 (2)	300,000	298,950
		298,950

Total Senior Secured Loans (Cost $2,537,819)		2,566,402
Commercial Mortgage-Backed Securities — 21.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037 (1)	580,000	622,002
Asset Securitization Corp.
1996-D3 A4
7.441% due 10/13/2026 (2)	600,000	615,263
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.196% due 9/10/2047 (2)	500,000	539,267
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	500,000	524,616
2003-T10 A2
4.74% due 3/13/2040	550,000	574,681
2003-PWR2 A4

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
5.186% due 5/11/2039 (2)	$700,000	$739,562
1999-C1 B
6.20% due 2/14/2031 (2)	269,868	278,565
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	650,000	663,713
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030 (1)(2)	391,572	413,032
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	11,555	11,569
1999-C1 B
7.23% due 1/17/2032 (2)	1,000,000	1,096,001
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	247,740	251,100
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2015 (1)	350,000	349,048
4.523% due 1/15/2015 (1)	550,000	569,665
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	1,135,000	1,171,879
2002-CP5 A1
4.106% due 12/15/2035	253,240	256,267
2004-C5 A2
4.183% due 11/15/2037	82,676	82,619
2004-C2 A2
5.416% due 5/15/2036 (2)	1,002,000	1,075,278
2001-CP4 A4
6.18% due 12/15/2035	36,420	36,453
1997-C2 F
7.46% due 1/17/2035 (2)	575,000	630,368
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	872,000	925,579
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	115,000	120,321
2004-C1 B
4.692% due 11/10/2038 (2)	385,000	399,526
2003-C2 A4
5.145% due 7/10/2037	545,000	577,600
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.472% due 5/10/2040 (2)	730,000	780,065
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	152,475	152,583
2005-GG3 A3
4.569% due 8/10/2042	890,000	898,121
2004-GG1 A7
5.317% due 6/10/2036 (2)	1,075,000	1,150,845
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	40,070	40,168
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2002-C1 A2
4.914% due 7/12/2037	25,406	25,526
2003-CB6 A2
5.255% due 7/12/2037 (2)	800,000	848,306
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035 (2)	1,005,000	1,062,026
2002-C7 A4
4.96% due 12/15/2031	600,000	629,558
2003-C8 A4
5.124% due 11/15/2032 (2)	500,000	532,563
Merrill Lynch Mortgage Trust
2003-KEY1 A4
5.236% due 11/12/2035 (2)	500,000	531,716
Morgan Stanley Capital I Trust
2004-HQ3 A4
4.80% due 1/13/2041	415,000	439,862
2003-T11 A3
4.85% due 6/13/2041	120,322	122,219
2005-HQ7 AAB
5.18% due 11/14/2042 (2)	492,219	512,793
2004-IQ7 A4
5.409% due 6/15/2038 (2)	500,000	535,928
Morgan Stanley Dean Witter Capital I Trust
2002-IQ2 B
5.93% due 12/15/2035	347,000	360,874
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030 (1)	580,000	605,193
Prudential Securities Secured Financing Corp.
1998-C1 D
7.109% due 1/15/2013 (2)	2,732	2,731
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	343,609	349,774
2002-KEY2 A3
4.865% due 3/18/2036	270,000	278,688
1999-C1 G
7.08% due 5/18/2032 (1)(2)	450,500	471,706
Wachovia Bank Commercial Mortgage Trust
2003-C8 A3
4.445% due 11/15/2035	745,000	754,376
2004-C10 A4
4.748% due 2/15/2041	596,000	627,543
2005-C21 A4
5.209% due 10/15/2044 (2)	200,000	215,016
2004-C11 A5
5.215% due 1/15/2041 (2)	575,000	614,368

Total Commercial Mortgage-Backed Securities (Cost $24,833,942)		25,066,522
Corporate Bonds — 36.7%
Aerospace/Defense — 0.4%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	500,000	515,000
		515,000
Automotive — 0.9%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014 (1)	500,000	499,773
Ford Motor Credit Co. LLC
Sr. Nt.
7.50% due 8/1/2012	500,000	533,133
		1,032,906
Banking — 6.3%
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011 (1)	500,000	513,963

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
ANZ National Int’l Ltd.
2.375% due 12/21/2012 (1)	$500,000	$506,485
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	300,000	305,252
Capital One Financial Corp.
Sr. Nt.
5.70% due 9/15/2011	350,000	357,754
Citigroup, Inc.
Sr. Nt.
5.10% due 9/29/2011	300,000	306,138
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	200,000	206,070
5.00% due 5/15/2013	250,000	266,899
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	300,000	304,861
Fifth Third Capital Trust IV
6.50% due 4/15/2037 (2)	500,000	486,875
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	350,000	371,951
Morgan Stanley
Sr. Nt.
2.875% due 1/24/2014	250,000	250,673
5.30% due 3/1/2013	250,000	265,717
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/15/2013 (1)(2)(4)	400,000	427,768
Rabobank Nederland N.V.
Nt.
2.65% due 8/17/2012 (1)	250,000	255,601
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	507,611
Royal Bank of Scotland PLC
3.25% due 1/11/2014	500,000	506,056
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	500,000	515,630
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	300,000	302,904
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	300,000	302,176
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	302,824
		7,263,208
Building Materials — 0.6%
CRH America, Inc.
5.625% due 9/30/2011	163,000	166,630
Lafarge S.A.
Sr. Nt.
6.15% due 7/15/2011	300,000	304,453
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	250,000	261,725
		732,808
Chemicals — 0.5%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	300,000	304,310
The Dow Chemical Co.
Sr. Nt.
4.85% due 8/15/2012	300,000	314,271
		618,581
Construction Machinery — 0.2%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	272,188
		272,188
Consumer Products — 0.2%
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	250,000	266,423
		266,423

Distributors — 0.2%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	240,373
		240,373
Electric — 2.9%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	150,000	159,750
Edison Mission Energy
Sr. Nt.
7.50% due 6/15/2013	500,000	497,500
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012 (1)	500,000	510,722
FirstEnergy Corp.
Sr. Nt. Ser. B
6.45% due 11/15/2011	200,000	205,990
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	202,491
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	200,000	205,044
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	322,272	332,746
National Rural Utilities Cooperative Finance Corp.
1.125% due 11/1/2013	500,000	495,848
Sr. Sec. Nt.
2.625% due 9/16/2012	200,000	204,497
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	250,000	262,678
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	250,000	270,000
		3,347,266
Energy - Integrated — 0.7%
BP Capital Markets PLC
3.125% due 3/10/2012	500,000	510,989
Chevron Corp.
3.45% due 3/3/2012	350,000	359,583
		870,572
Environmental — 0.1%
Allied Waste North America, Inc.
6.375% due 4/15/2011	100,000	100,141
		100,141
Food And Beverage — 2.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	250,000	255,076
3.00% due 10/15/2012	200,000	205,729

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	$300,000	$295,760
Diageo Finance BV
3.875% due 4/1/2011	250,000	250,000
Dr. Pepper Snapple Group, Inc.
1.70% due 12/21/2011	300,000	302,326
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	300,000	307,033
PepsiAmericas, Inc.
5.625% due 5/31/2011	200,000	201,481
SABMiller PLC
6.20% due 7/1/2011 (1)	300,000	303,941
Wm. Wrigley Jr. Co.
2.45% due 6/28/2012 (1)	150,000	150,509
3.05% due 6/28/2013 (1)	150,000	152,436
		2,424,291

Gaming — 0.3%
Seminole Indian Tribe of Florida
Sr. Sec.
Nt. 5.798% due 10/1/2013 (1)	300,000	300,792
		300,792

Government Related — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012 (1)	250,000	258,432
		258,432

Health Insurance — 0.5%
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	500,000	531,710
		531,710

Healthcare — 1.4%
AmerisourceBergen Corp.
5.625% due 9/15/2012	250,000	264,449
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012	250,000	258,243
Express Scripts, Inc.
Sr. Nt.
5.25% due 6/15/2012	300,000	314,331
Fresenius Medical Care Capital Trust IV
7.875% due 6/15/2011	100,000	100,750
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	350,000	359,504
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	300,000	304,838
		1,602,115

Independent Energy — 0.7%
Chesapeake Energy Corp. 7.625% due 7/15/2013	350,000	392,000
Woodside Finance Ltd. 5.00% due 11/15/2013 (1)	350,000	374,682
		766,682

Insurance - Life — 3.1%
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	400,000	406,856
Assurant, Inc.
Sr. Nt.
5.625% due 2/15/2014	500,000	528,858
Genworth Financial, Inc.
Sr. Nt.
5.65% due 6/15/2012	500,000	520,328
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	600,000	634,634
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012 (1)	500,000	509,869
New York Life Global Funding
2.25% due 12/14/2012 (1)	200,000	204,111
Prudential Financial, Inc.
Sr. Nt.
3.625% due 9/17/2012	200,000	205,978
5.10% due 12/14/2011	300,000	308,530
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.25% due 10/15/2011	250,000	255,766
		3,574,930

Insurance P&C — 1.4%
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	300,000	322,307
Berkshire Hathaway Finance Corp.
1.50% due 1/10/2014	250,000	249,339
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	500,000	519,132
XL Capital Finance Europe PLC
Sr. Nt.
6.50% due 1/15/2012	500,000	520,617
		1,611,395

Lodging — 0.3%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	319,500
		319,500

Media Cable — 0.4%
Time Warner Cable, Inc.
5.40% due 7/2/2012	500,000	525,763
		525,763

Media Noncable — 0.8%
NBC Universal, Inc.
Sr. Nt.
2.10% due 4/1/2014 (1)	500,000	497,677
Rainbow National Services LLC
8.75% due 9/1/2012 (1)	200,000	200,750
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	252,812
		951,239

Metals And Mining — 2.0%
Alcoa, Inc.
Sr. Nt.
6.00% due 1/15/2012	300,000	311,380
Anglo American Capital PLC
2.15% due 9/27/2013 (1)	300,000	302,278
ArcelorMittal
Sr. Nt.
5.375% due 6/1/2013	250,000	265,878
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	450,000	496,125
Steel Dynamics, Inc.
7.375% due 11/1/2012	300,000	319,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
United States Steel Corp.
Sr. Nt.
5.65% due 6/1/2013	$300,000	$315,000
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011 (1)	250,000	257,185
		2,267,346

Non Captive Consumer — 0.2%
SLM Corp.
Sr. Nt. Ser. A
5.40% due 10/25/2011	250,000	255,069
		255,069

Non Captive Diversified — 1.4%
Ally Financial, Inc.
4.50% due 2/11/2014	450,000	450,000
CIT Group, Inc.
Sec. Nt.
5.25% due 4/1/2014 (1)	300,000	301,881
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	313,608
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	500,000	511,598
		1,577,087

Oil Field Services — 0.3%
Transocean Ltd.
Sr. Nt.
5.25% due 3/15/2013	300,000	318,470
		318,470

Packaging — 0.8%
Bemis Co., Inc.
Sr. Nt.
4.875% due 4/1/2012	210,000	216,390
Owens-Brockway Glass Container, Inc.
6.75% due 12/1/2014	300,000	306,375
Pactiv Corp.
Sr. Nt.
5.875% due 7/15/2012	400,000	412,000
		934,765

Paper — 0.3%
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	300,000	306,000
		306,000

Pharmaceuticals — 0.6%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	350,000	360,153
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	350,000	362,958
		723,111

Pipelines — 1.8%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	200,000	210,190
Enterprise Products Operating LLC
4.60% due 8/1/2012	300,000	312,191
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	300,000	316,919
Kinder Morgan, Inc.
Sr. Nt.
6.50% due 9/1/2012	400,000	424,000
NGPL PipeCo LLC
Sr. Nt.
6.514% due 12/15/2012 (1)	300,000	321,372
Plains All American Pipeline LP
4.25% due 9/1/2012	500,000	519,017
		2,103,689

REITs — 0.7%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	265,177
CommonWealth REIT
Sr. Nt.
6.95% due 4/1/2012	300,000	310,426
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	200,000	212,332
		787,935

Retailers — 0.3%
Macy’s Retail Holdings, Inc.
5.35% due 3/15/2012	350,000	360,500
		360,500

Supermarkets — 0.2%
The Kroger Co.
6.80% due 4/1/2011	250,000	250,000
		250,000

Technology — 2.2%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	201,782
4.45% due 9/14/2012	300,000	311,071
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013 (1)	500,000	495,572
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	200,000	206,784
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	350,000	373,222
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	258,697
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	250,000	262,639
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	400,000	415,194
		2,524,961

Transportation Services — 0.4%
ERAC USA Finance LLC
2.25% due 1/10/2014 (1)	500,000	498,799
		498,799

Wireless — 0.4%
Cellco Partnership
Sr. Nt.
5.25% due 2/1/2012	400,000	414,624
		414,624

Wirelines — 0.9%
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	250,000	256,875
Telecom Italia Capital SA
5.25% due 11/15/2013	500,000	527,971

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Telefonica Emisiones SAU
2.582% due 4/26/2013	$250,000	$252,388
		1,037,234
Total Corporate Bonds (Cost $41,896,504)		42,485,905
Government Agencies — 0.3%
PNC Funding Corp.
2.30% due 6/22/2012 (5)	350,000	357,583
Total Government Agencies (Cost $350,734)		357,583
Hybrid ARMS — 0.1%
FNMA
6.228% due 8/1/2046 (2)	76,346	79,786
Total Hybrid ARMS (Cost $77,021)		79,786
Mortgage-Backed Securities — 0.1%
FHLMC
7.00% due 9/1/2038	79,727	90,895
Total Mortgage-Backed Securities (Cost $82,857)		90,895
U.S. Government Securities — 8.8%
U.S. Treasury Notes
0.50% due 11/30/2012	1,300,000	1,297,258
0.625% due 1/31/2013 - 2/28/2013	6,203,000	6,189,118
1.25% due 3/15/2014	2,715,000	2,714,159
Total U.S. Government Securities (Cost $10,205,147)		10,200,535
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $4,548,001, due 4/1/2011(6)	4,548,000	4,548,000
Total Repurchase Agreements (Cost $4,548,000)		4,548,000
Total Investments — 102.1% (Cost $117,224,985)		118,333,546
Other Liabilities, Net — (2.1)%		(2,458,657)
Total Net Assets — 100.0%		$115,874,889

(1)    Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $15,891,745, representing 13.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)    Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2011.

(3)    Securities are segregated for anticipated collateral requirements.

(4)    Maturity is perpetual. Maturity date presented represents the next call date.

(5) Classified under Government Agencies as a result of participation in a program issuing debt guaranteed by FDIC. (6) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	4/30/2012	$4,641,240

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$19,732,564	$—	$19,732,564
Collateralized Mortgage Obligations	—	13,205,354	—	13,205,354
Senior Secured Loans	—	2,566,402	—	2,566,402
Commercial Mortgage-Backed Securities	—	25,066,522	—	25,066,522
Corporate Bonds	—	42,485,905	—	42,485,905
Government Agencies	—	357,583	—	357,583
Hybrid ARMS	—	79,786	—	79,786
Mortgage-Backed Securities	—	90,895	—	90,895
U.S. Government Securities	—	10,200,535	—	10,200,535
Repurchase Agreements	—	4,548,000	—	4,548,000

Total	$—	$118,333,546	$—	$118,333,546

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Corporate Bonds — 94.5%
Aerospace/Defense — 0.9%
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	$325,000	$345,313
Spirit AeroSystems, Inc.
6.75% due 12/15/2020	180,000	184,050
Triumph Group, Inc.
8.00% due 11/15/2017	210,000	224,700
		754,063
Airlines — 0.9%
American Airlines, Inc.
Sr. Sec. Nt.
7.50% due 3/15/2016 (1)	700,000	692,125
		692,125
Automotive — 3.1%
American Axle & Manufacturing, Inc.
7.875% due 3/1/2017	200,000	203,000
Ford Motor Credit Co. LLC
Sr. Nt.
7.00% due 4/15/2015	220,000	238,134
8.00% due 12/15/2016	300,000	340,555
8.125% due 1/15/2020	440,000	503,992
Goodyear Tire & Rubber Co.
8.75% due 8/15/2020	220,000	242,550
Uncle Acquisition 2010 Corp.
Sr. Nt.
8.625% due 2/15/2019 (1)	550,000	577,500
Visteon Corp.
Sr. Nt.
6.75% due 4/15/2019 (1)	370,000	370,000
		2,475,731
Banking — 1.3%
AmSouth Bank
Sub. Nt., Ser. AI
5.20% due 4/1/2015	400,000	396,000
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031 (2)(3)	200,000	187,000
Zions Bancorporation
Sr. Nt.
7.75% due 9/23/2014	450,000	488,707
		1,071,707
Brokerage — 1.9%
E*Trade Financial Corp.
Sr. Nt.
7.875% due 12/1/2015	150,000	151,875
12.50% due 11/30/2017 (4)	578,000	689,265
Penson Worldwide, Inc.
Sr. Sec. Nt.
12.50% due 5/15/2017 (1)	660,000	683,100
		1,524,240
Building Materials — 0.8%
American Standard Americas
Sr. Sec. Nt.
10.75% due 1/15/2016 (1)	400,000	427,000

Roofing Supply Group LLC
Sr. Sec. Nt.
8.625% due 12/1/2017 (1)	180,000	189,450
		616,450
Construction Machinery — 1.0%
RSC Equipment Rental, Inc.
Sr. Nt.
8.25% due 2/1/2021 (1)	150,000	156,000
The Manitowoc Co., Inc.
8.50% due 11/1/2020	600,000	643,500
		799,500
Consumer Cyclical Services — 1.5%
Live Nation Entertainment, Inc.
Sr. Nt.
8.125% due 5/15/2018 (1)	170,000	174,675
Service Corp. International
Sr. Nt.
7.00% due 5/15/2019	180,000	189,000
The Geo Group, Inc.
6.625% due 2/15/2021 (1)	200,000	198,000
Travelport LLC
4.936% due 9/1/2014 (2)	370,000	335,312
West Corp.
Sr. Nt.
7.875% due 1/15/2019 (1)	320,000	326,000
		1,222,987
Consumer Products — 1.2%
Armored Autogroup, Inc.
Sr. Nt.
9.25% due 11/1/2018 (1)	300,000	305,250
NBTY, Inc.
9.00% due 10/1/2018 (1)	600,000	651,000
		956,250
Diversified Manufacturing — 0.4%
Griffon Corp.
7.125% due 4/1/2018 (1)	310,000	315,425
		315,425
Electric — 4.9%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021 (1)	200,000	207,000
7.875% due 7/31/2020 (1)	400,000	425,000
Edison Mission Energy
Sr. Nt.
7.50% due 6/15/2013	380,000	378,100
Energy Future Intermediate Holding Co. LLC
Sr. Sec. Nt.
10.00% due 12/1/2020	250,000	264,919
GenOn Energy, Inc.
Sr. Nt.
7.875% due 6/15/2017	300,000	297,750
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	110,000	114,400
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	88,088	90,951
Ser. B
9.125% due 6/30/2017	375,660	408,530
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016 (1)	490,000	548,800
NRG Energy, Inc.
8.25% due 9/1/2020 (1)	150,000	156,000
8.50% due 6/15/2019	600,000	631,500
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017 - 6/1/2020	390,000	420,550
		3,943,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Entertainment — 0.4%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017 (1)	$300,000	$321,000
		321,000

Food And Beverage — 2.6%
Aramark Corp.
3.804% due 2/1/2015 (2)	108,000	106,920
8.50% due 2/1/2015	398,000	414,915
Darling International, Inc.
8.50% due 12/15/2018 (1)	150,000	163,125
Michael Foods, Inc.
Sr. Nt.
9.75% due 7/15/2018 (1)	750,000	819,375
Reddy Ice Corp.
Sr. Sec. Nt.
11.25% due 3/15/2015	550,000	573,375
		2,077,710

Gaming — 2.9%
Ameristar Casinos, Inc.
Sr. Nt.
7.50% due 4/15/2021 (1)	300,000	297,375
MGM Resorts International
6.875% due 4/1/2016	200,000	186,000
Sr. Sec. Nt.
9.00% due 3/15/2020	170,000	186,362
Sr. Nt.
11.375% due 3/1/2018	140,000	155,400
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	350,000	364,000
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014 (1)	158,000	163,530
Scientific Games International, Inc.
9.25% due 6/15/2019	480,000	526,800
Wynn Las Vegas LLC
7.75% due 8/15/2020	400,000	424,000
		2,303,467

Healthcare — 7.8%
Alliance HealthCare Services, Inc.
Sr. Nt.
8.00% due 12/1/2016	780,000	770,250
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014	390,000	423,637
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
8.00% due 9/15/2016	325,000	359,938
ConvaTec Healthcare E S.A.
Sr. Nt.
10.50% due 12/15/2018 (1)	600,000	630,000
DaVita, Inc.
6.625% due 11/1/2020	400,000	405,000
HCA Holdings, Inc.
Sr. Nt.
7.75% due 5/15/2021 (1)	180,000	187,650
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	217,500
8.50% due 4/15/2019	260,000	288,600
Sec. Nt.
9.125% due 11/15/2014	277,000	290,504
Sr. Sec. Nt.
9.875% due 2/15/2017	220,000	246,400
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	395,000	407,838
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018 (1)	330,000	386,925
Omega Healthcare Investors, Inc.
6.75% due 10/15/2022 (1)	500,000	510,625
STHI Holding Corp.
Sec. Nt.
8.00% due 3/15/2018 (1)	270,000	279,450
Universal Hospital Services, Inc.
Sec. Nt.
8.50% due 6/1/2015 (4)	300,000	313,125
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018 (1)	570,000	582,112
		6,299,554

Home Construction — 1.0%
Beazer Homes USA, Inc.
Sr. Nt.
9.125% due 5/15/2019 (1)	250,000	252,813
Meritage Homes Corp.
7.15% due 4/15/2020	550,000	549,312
		802,125

Independent Energy — 9.1%
Alta Mesa Holdings
Sr. Nt.
9.625% due 10/15/2018 (1)	300,000	304,500
Carrizo Oil & Gas, Inc.
8.625% due 10/15/2018 (1)	400,000	424,000
Chaparral Energy, Inc.
8.25% due 9/1/2021 (1)	600,000	618,000
Chesapeake Energy Corp.
6.625% due 8/15/2020	200,000	213,000
6.875% due 8/15/2018	300,000	326,250
9.50% due 2/15/2015	400,000	496,000
Clayton Williams Energy, Inc.
7.75% due 4/1/2019 (1)	320,000	320,400
Concho Resources, Inc.
Sr. Nt.
7.00% due 1/15/2021	300,000	315,750
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015 (1)	200,000	212,000
11.75% due 7/15/2014 (1)	290,000	311,750
Continental Resources, Inc.
8.25% due 10/1/2019	230,000	254,437
Energy XXI Gulf Coast, Inc.
Sr. Nt.
7.75% due 6/15/2019 (1)	100,000	100,250
9.25% due 12/15/2017 (1)	100,000	107,000
EV Energy Partners L.P.
8.00% due 4/15/2019 (1)	160,000	162,800
Harvest Operations Corp.
6.875% due 10/1/2017 (1)	200,000	207,500
Linn Energy LLC
7.75% due 2/1/2021 (1)	330,000	352,275
OPTI Canada, Inc.
Sr. Sec. Nt.
8.25% due 12/15/2014	300,000	160,125
9.00% due 12/15/2012 (1)	130,000	132,113
Plains Exploration & Production Co.
6.625% due 5/1/2021	460,000	460,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

—March 31, 2011 (unaudited)	Principal Amount	Value
Quicksilver Resources, Inc.
7.125% due 4/1/2016	$540,000	$533,250
Rosetta Resources, Inc.
9.50% due 4/15/2018	220,000	244,200
SandRidge Energy, Inc.
7.50% due 3/15/2021 (1)	350,000	363,125
9.875% due 5/15/2016 (1)	200,000	222,000
Venoco, Inc.
11.50% due 10/1/2017	440,000	487,300
		7,328,025

Industrial - Other — 0.3%
Belden, Inc.
Nt.
9.25% due 6/15/2019	260,000	288,275
		288,275

Insurance - Life — 2.1%
CNO Financial Group, Inc.
Sr. Sec. Nt.
9.00% due 1/15/2018 (1)	300,000	318,000
Genworth Financial, Inc.
Sr. Nt. Ser. MTN
6.515% due 5/22/2018	440,000	435,292
ING Groep N.V.
Jr. Sub. Nt.
5.775% due 12/8/2015 (2)(3)	500,000	462,500
Symetra Financial Corp.
8.30% due 10/15/2037 (1)(2)	440,000	443,300
		1,659,092

Media Cable — 1.8%
CCO Holdings LLC
7.875% due 4/30/2018	550,000	584,375
DISH DBS Corp.
7.875% due 9/1/2019	770,000	833,525
		1,417,900

Media Noncable — 7.4%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015 (1)	880,000	904,200
Entravision Communications Corp.
Sr. Sec. Nt.
8.75% due 8/1/2017	400,000	426,000
Gannett Co., Inc.
7.125% due 9/1/2018 (1)	200,000	200,500
9.375% due 11/15/2017	110,000	124,300
Hughes Network Systems LLC
9.50% due 4/15/2014	440,000	454,300
Inmarsat Finance PLC
7.375% due 12/1/2017 (1)	100,000	105,500
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019 (1)	200,000	200,250
7.50% due 4/1/2021 (1)	460,000	461,150
11.25% due 6/15/2016	410,000	437,163
Intelsat Subsidiary Holding Co. S.A.
8.875% due 1/15/2015	140,000	144,550
8.875% due 1/15/2015 (1)	110,000	113,025
Lamar Media Corp.
6.625% due 8/15/2015	370,000	378,050
7.875% due 4/15/2018	360,000	386,100
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	635,000	658,812
Sinclair Television Group, Inc.
Sr. Sec. Nt.
9.25% due 11/1/2017 (1)	140,000	156,100
Univision Communications, Inc.
Sr. Sec. Nt.
7.875% due 11/1/2020 (1)	320,000	338,400
Valassis Communications, Inc.
6.625% due 2/1/2021 (1)	470,000	456,487
		5,944,887

Metals And Mining — 1.7%
APERAM
Sr. Nt.
7.375% due 4/1/2016 (1)	200,000	203,500
Boart Longyear Management Pty. Ltd.
7.00% due 4/1/2021 (1)	230,000	235,750
JMC Steel Group
Sr. Nt.
8.25% due 3/15/2018 (1)	300,000	306,750
Novelis, Inc.
8.375% due 12/15/2017 (1)	300,000	324,750
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	270,000	288,900
		1,359,650

Natural Gas - Distributors — 0.7%
Ferrellgas L.P.
Sr. Nt.
6.50% due 5/1/2021 (1)	280,000	271,600
Inergy L.P.
Sr. Nt.
6.875% due 8/1/2021 (1)	140,000	145,950
7.00% due 10/1/2018 (1)	150,000	156,000
		573,550

Non Captive Consumer — 0.4%
Springleaf Finance Corp.
Sr. Nt. Ser. I
5.40% due 12/1/2015	150,000	136,875
Sr. Nt. Ser. J
6.90% due 12/15/2017	200,000	182,750
		319,625

Non Captive Diversified — 5.6%
Ally Financial, Inc.
8.00% due 3/15/2020 - 11/1/2031	920,000	1,002,025
CIT Group, Inc.
Sr. Sec. Nt.
6.625% due 4/1/2018 (1)	200,000	202,924
7.00% due 5/1/2013 - 5/1/2017	1,560,571	1,579,332
International Lease Finance Corp.
Sr. Nt. Ser. MTN
5.65% due 6/1/2014	840,000	844,200
Sr. Nt.
8.875% due 9/15/2015 (1)	270,000	297,000
9.00% due 3/15/2017 (1)	320,000	360,000
PHH Corp.
Sr. Nt.
9.25% due 3/1/2016	200,000	217,500
		4,502,981

Oil Field Services — 3.0%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014	430,000	439,137
Complete Production Services, Inc.
8.00% due 12/15/2016	260,000	274,300
Frac Tech Services LLC
7.125% due 11/15/2018 (1)	200,000	205,000
Key Energy Services, Inc.
6.75% due 3/1/2021	400,000	407,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	$978,000	$1,056,240
		2,381,677
Packaging — 3.1%
Berry Plastics Corp.
Sr. Sec. Nt.
9.75% due 1/15/2021 (1)	670,000	663,300
Owens-Brockway Glass Container, Inc.
7.375% due 5/15/2016	260,000	285,025
Packaging Dynamics Corp.
Sr. Sec. Nt.
8.75% due 2/1/2016 (1)	150,000	153,375
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.125% due 4/15/2019 (1)	400,000	410,000
7.75% due 10/15/2016 (1)	100,000	105,750
8.50% due 5/15/2018 (1)	440,000	445,500
9.00% due 4/15/2019 (1)	400,000	414,000
		2,476,950
Paper — 1.2%
Cascades, Inc.
7.75% due 12/15/2017	200,000	211,250
7.875% due 1/15/2020	310,000	327,050
Millar Western Forest Products Ltd.
Sr. Nt.
8.50% due 4/1/2021 (1)	400,000	400,000
		938,300
Pharmaceuticals — 0.2%
Giant Funding Corp.
Sr. Nt.
8.25% due 2/1/2018 (1)	200,000	205,250
		205,250
Pipelines — 4.2%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	520,000	559,000
Copano Energy LLC
7.125% due 4/1/2021	400,000	405,000
Crosstex Energy L.P.
8.875% due 2/15/2018	530,000	577,700
Energy Transfer Equity L.P.
Sr. Sec. Nt.
7.50% due 10/15/2020	200,000	217,500
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	400,000	399,500
Martin Midstream Partners L.P.
8.875% due 4/1/2018	250,000	265,000
Niska Gas Storage US LLC
8.875% due 3/15/2018	440,000	478,500
Regency Energy Partners L.P.
9.375% due 6/1/2016	260,000	295,750
Targa Resources Partners L.P.
6.875% due 2/1/2021 (1)	150,000	148,500
		3,346,450
Railroads — 0.3%
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017	250,000	276,563
		276,563
Refining — 1.7%
Alon Refining Krotz Springs, Inc.
Sr. Sec. Nt.
13.50% due 10/15/2014	280,000	289,800
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017 (1)	525,000	611,625
Northern Tier Energy LLC
Sr. Sec. Nt.
10.50% due 12/1/2017 (1)	200,000	226,500
Tesoro Corp.
9.75% due 6/1/2019	220,000	249,700
		1,377,625
REITs — 0.4%
Sabra Health Care L.P.
8.125% due 11/1/2018	320,000	337,600
		337,600
Restaurants — 0.5%
DineEquity, Inc.
Sr. Nt.
9.50% due 10/30/2018 (1)	400,000	434,000
		434,000
Retailers — 1.9%
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019 (1)	700,000	679,000
Sonic Automotive, Inc.
Ser. B
9.00% due 3/15/2018	170,000	180,625
Susser Holdings LLC
8.50% due 5/15/2016	450,000	487,125
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016 (1)(4)	200,000	201,500
		1,548,250
Supermarkets — 1.0%
BI-LO LLC
Sr. Sec. Nt.
9.25% due 2/15/2019 (1)	280,000	290,150
Tops Holding Corp.
Sr. Sec. Nt.
10.125% due 10/15/2015	470,000	505,250
		795,400
Technology — 5.0%
Amkor Technology, Inc.
Sr. Nt.
7.375% due 5/1/2018	360,000	372,600
CDW Escrow Corp.
Sr. Nt.
8.50% due 4/1/2019 (1)	450,000	450,562
CDW LLC
11.50% due 10/12/2015 (4)	300,000	324,000
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	418,475
First Data Corp.
Sr. Sec. Nt.
8.75% due 1/15/2022 (1)(4)	706,000	702,470
GXS Worldwide, Inc.
Sr. Sec. Nt.
9.75% due 6/15/2015	380,000	386,650
Sitel LLC
Sr. Nt.
11.50% due 4/1/2018 (1)	330,000	307,313
Terremark Worldwide, Inc.
Sr. Sec. Nt.
12.00% due 6/15/2017	250,000	309,375
Trans Union LLC
11.375% due 6/15/2018 (1)	400,000	457,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Viasystems, Inc.
Sr. Sec. Nt.
12.00% due 1/15/2015 (1)	$280,000	$316,400
		4,044,845

Textile — 0.1%
Hanesbrands, Inc.
Sr. Nt.
8.00% due 12/15/2016	100,000	108,375
		108,375

Transportation Services — 2.9%
Avis Budget Car Rental LLC
7.75% due 5/15/2016	255,000	262,969
8.25% due 1/15/2019	200,000	209,500
9.625% due 3/15/2018	350,000	386,750
Hertz Corp.
6.75% due 4/15/2019 (1)	200,000	198,250
7.50% due 10/15/2018 (1)	300,000	310,500
Navios Maritime Acquisition Corp.
Sr. Sec. Nt.
8.625% due 11/1/2017	400,000	414,000
Navios Maritime Holdings, Inc.
Sr. Sec. Nt.
8.875% due 11/1/2017	280,000	303,450
Teekay Corp.
Sr. Nt.
8.50% due 1/15/2020	200,000	216,750
		2,302,169

Wireless — 5.6%
Cricket Communications, Inc.
7.75% due 10/15/2020	190,000	191,425
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017 (1)	600,000	636,000
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	500,000	535,000
Nextel Communications, Inc.
Ser. E
6.875% due 10/31/2013	200,000	201,500
Ser. D
7.375% due 8/1/2015	100,000	100,375
NII Capital Corp.
8.875% due 12/15/2019	660,000	726,000
10.00% due 8/15/2016	270,000	307,800
SBA Telecommunications, Inc.
8.00% due 8/15/2016	320,000	348,400
Sprint Capital Corp.
6.90% due 5/1/2019	655,000	676,287
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016 (1)	300,000	310,500
Wind Acquisition Finance S.A.
Sr. Sec. Nt.
7.25% due 2/15/2018 (1)	450,000	470,250
		4,503,537

Wirelines — 1.7%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	495,075
8.25% due 4/15/2017	220,000	237,600
Windstream Corp.
7.75% due 10/1/2021 (1)	400,000	406,500
7.875% due 11/1/2017	240,000	257,400
		1,396,575
Total Corporate Bonds
(Cost $71,781,941)		76,043,385

Senior Secured Loans — 1.7%

Gaming — 0.6%
Harrah’s Propco
Senior Note
3.253% due 2/13/2013 (2)	600,000	505,878
		505,878

Media Noncable — 1.1%
Clear Channel Communication, Inc.
Term Loan B
3.896% due 1/28/2016 (2)	964,025	848,448
		848,448
Total Senior Secured Loans (Cost $1,369,996)		1,354,326

	Shares

Common Stocks — 0.7%

Banking — 0.7%
Citigroup, Inc. (5)	125,692	555,559
		555,559
Total Common Stocks (Cost $378,408)		555,559

Preferred Stocks — 0.3%

Banking — 0.3%
GMAC Capital Trust I (5)	10,000	255,000
		255,000
Total Preferred Stocks (Cost $250,000)		255,000

	Principal Amount

Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,133,001, due 4/1/2011 (6)	$2,133,000	2,133,000
Total Repurchase Agreements (Cost $2,133,000)		2,133,000
Total Investments — 99.9% (Cost $75,913,345)		80,341,270
Other Assets, Net — 0.1%		93,148
Total Net Assets — 100.0%		$80,434,418

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2011, the aggregate market value of these securities amounted to $31,194,349, representing 38.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2011.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$2,179,939

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$76,043,385	$—	$76,043,385
Senior Secured Loans	—	1,354,326	—	1,354,326
Common Stocks	555,559	—	—	555,559
Preferred Stocks	255,000	—	—	255,000
Repurchase Agreements	—	2,133,000	—	2,133,000

Total	$810,559	$79,530,711	$—	$80,341,270

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Commercial Paper — 64.9%
Agricultural — 3.5%
Archer Daniels Midland Co.
0.19% due 5/5/2011 (1)	$1,400,000	$1,399,749
0.28% due 5/5/2011 (1)	1,600,000	1,599,577
Cargill Global Funding
0.20% due 4/5/2011 (1)	2,500,000	2,499,944
		5,499,270

Chemicals — 3.1%
BASF SE
0.18% due 5/3/2011 (1)	2,500,000	2,499,600
Ecolab, Inc.
0.19% due 4/6/2011 (1)	2,500,000	2,499,934
		4,999,534

Computers — 6.0%
Hewlett-Packard Co.
0.13% due 4/21/2011 (1)	5,000,000	4,999,639
International Business Machines Corp.
0.11% due 4/14/2011 (1)	2,000,000	1,999,920
0.12% due 4/14/2011 (1)	2,500,000	2,499,892
		9,499,451

Conglomerates — 1.6%
General Electric Capital Corp.
0.24% due 6/27/2011	2,500,000	2,498,550
		2,498,550

Education Revenue — 4.7%
Duke University
0.28% due 6/2/2011	2,500,000	2,498,795
President and Fellows of Harvard College
0.21% due 6/15/2011	2,500,000	2,498,906
Yale University
0.23% due 5/18/2011	2,500,000	2,499,249
		7,496,950

Electric — 6.6%
American Transmission Co., LLC
0.18% due 4/1/2011 (1)	3,500,000	3,500,000
Electricite de France
0.25% due 4/29/2011 (1)	2,500,000	2,499,514
Emerson Electric Co.
0.10% due 4/1/2011 (1)	2,500,000	2,500,000
Hydro-Quebec
0.18% due 5/25/2011 (1)	2,000,000	1,999,460
		10,498,974

Entertainment — 1.6%
The Walt Disney Co.
0.13% due 5/2/2011 (1)	2,500,000	2,499,720
		2,499,720

Finance Companies — 3.1%
Metlife Funding, Inc.
0.18% due 5/5/2011	2,500,000	2,499,575
Private Export Funding Corp.
0.24% due 5/4/2011 (1)	2,500,000	2,499,450
		4,999,025

Food And Beverage — 6.3%
Nestle Finance International Ltd.
0.16% due 5/3/2011	2,500,000	2,499,644
Pepsico, Inc.
0.16% due 5/23/2011 (1)	2,500,000	2,499,422
The Coca-Cola Co.
0.22% due 6/6/2011 (1)	2,500,000	2,498,992
Unilever Capital Corp.
0.14% due 4/11/2011 (1)	2,500,000	2,499,903
		9,997,961

Household Products - Wares — 3.1%
Proctor & Gamble Co.
0.13% due 4/18/2011 (1)	2,500,000	2,499,846
0.19% due 5/4/2011 (1)	2,500,000	2,499,565
		4,999,411

Internet — 1.6%
Google, Inc.
0.19% due 4/21/2011 (1)	2,500,000	2,499,736
		2,499,736

Life Insurance — 3.1%
Massachusetts Mutual Life Insurance Co.
0.20% due 4/6/2011 (1)	2,500,000	2,499,931
Prudential PLC
0.30% due 4/26/2011 (1)	2,500,000	2,499,479
		4,999,410

Machinery — 4.7%
Caterpillar Financial Services Corp.
0.05% due 4/1/2011	2,500,000	2,500,000
0.18% due 4/12/2011	2,500,000	2,499,862
John Deere Bank S.A.
0.19% due 4/19/2011 (1)	2,500,000	2,499,763
		7,499,625

Oil & Gas Services — 1.6%
Total Capital Canada Ltd.
0.14% due 4/20/2011 (1)	2,500,000	2,499,815
		2,499,815

Pharmaceuticals — 6.3%
Abbott Laboratories
0.17% due 4/12/2011 (1)	2,500,000	2,499,870
Johnson & Johnson
0.19% due 5/16/2011 (1)	2,500,000	2,499,406
Novartis Finance Corp.
0.19% due 4/19/2011 (1)	2,500,000	2,499,763
Roche Holdings, Inc.
0.16% due 4/4/2011 (1)	2,500,000	2,499,967
		9,999,006

Retailers — 1.6%
Wal-Mart Stores, Inc.
0.15% due 4/14/2011 (1)	2,500,000	2,499,865
		2,499,865

Telecommunications — 1.6%
Cisco Systems, Inc.
0.20% due 4/15/2011 (1)	2,500,000	2,499,806
		2,499,806

Tobacco — 1.6%
Philip Morris International, Inc.
0.15% due 4/21/2011 (1)	2,500,000	2,499,792
		2,499,792

Transportation — 1.6%
NetJets, Inc.
0.15% due 4/4/2011 (1)	2,500,000	2,499,969
		2,499,969

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2011 (unaudited)	Principal Amount	Value
Utilities - Electric & Water — 1.6%
National Rural Utilities Cooperative Finance Corp.
0.23% due 4/19/2011	$2,500,000	$2,499,712
		2,499,712

Total Commercial Paper (Cost $102,985,582)		102,985,582

Municipal Securities — 16.3%
California — 1.6%
Univ. of California
Ser. B
0.21% due 4/26/2011	2,500,000	2,499,635
		2,499,635

Connecticut — 4.1%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.33% due 4/7/2011 (2)	6,550,000	6,550,000
		6,550,000

District of Columbia — 0.6%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.20% due 4/7/2011 (2)	1,000,000	1,000,000
		1,000,000

Iowa — 2.1%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.24% due 4/7/2011 (2)	3,240,000	3,240,000
		3,240,000

Nebraska — 1.6%
Nebraska Pub. Pwr. Dist.
0.27% due 5/13/2011	2,500,000	2,499,213
		2,499,213

New York — 6.3%
New York St. Pwr. Auth.
0.24% due 4/14/2011	2,500,000	2,499,783
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.28% due 4/7/2011 (2)	2,500,000	2,500,000
St. Facs. Ser. A3C
0.28% due 4/7/2011 (2)	5,000,000	5,000,000
		9,999,783

Total Municipal Securities (Cost $25,788,631)		25,788,631

U.S. Government Securities — 15.7%
U.S. Treasury Bills
0.10% due 6/30/2011	2,500,000	2,499,375
0.116% due 5/12/2011	2,500,000	2,499,670
0.125% due 6/16/2011	2,500,000	2,499,340
0.142% due 4/14/2011	5,000,000	4,999,744
0.145% due 10/20/2011	2,500,000	2,497,966
0.155% due 8/25/2011	2,500,000	2,498,428
0.175% due 7/28/2011	2,500,000	2,498,566
0.245% due 9/22/2011	5,000,000	4,994,079
Total U.S. Government Securities (Cost $24,987,168)		24,987,168

Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 3/31/2011, maturity value of $4,979,001, due 4/1/2011 (3)	4,979,000	4,979,000
Total Repurchase Agreements (Cost $4,979,000)		4,979,000
Total Investments — 100.0% (Cost $158,740,381)		158,740,381
Other Liabilities, Net — 0.0%		(50,518)
Total Net Assets — 100.0%		$158,689,863

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2011, the aggregate market value of these securities amounted to $80,491,289, representing 50.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2011.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	4/21/2011	$5,079,858

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$102,985,582	$—	$102,985,582
Municipal Securities	—	25,788,631	—	25,788,631
U.S. Government Securities	—	24,987,168	—	24,987,168
Repurchase Agreements	—	4,979,000	—	4,979,000

Total	$—	$158,740,381	$—	$158,740,381

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Common Stocks — 97.3%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,547	$124,956
The Interpublic Group of Companies, Inc.	4,391	55,195
		180,151
Aerospace — 2.1%
FLIR Systems, Inc.	1,405	48,627
General Dynamics Corp.	3,396	259,998
Goodrich Corp.	1,125	96,221
L-3 Communications Holdings, Inc.	1,030	80,659
Lockheed Martin Corp.	2,660	213,864
Northrop Grumman Corp.	2,626	164,677
Raytheon Co.	3,265	166,091
Rockwell Collins, Inc.	1,434	92,966
Textron, Inc.	2,472	67,708
The Boeing Co.	6,583	486,681
United Technologies Corp.	8,303	702,849
		2,380,341
Air Transport — 0.3%
FedEx Corp.	2,832	264,934
Southwest Airlines Co.	6,711	84,760
		349,694
Aluminum — 0.1%
Alcoa, Inc.	9,184	162,098
		162,098
Asset Management & Custodian — 0.7%
Federated Investors, Inc., Class B	843	22,550
Franklin Resources, Inc.	1,308	163,605
Invesco Ltd.	4,149	106,048
Janus Capital Group, Inc.	1,647	20,538
Legg Mason, Inc.	1,376	49,660
Northern Trust Corp.	2,178	110,534
State Street Corp.	4,510	202,679
T. Rowe Price Group, Inc.	2,306	153,165
		828,779
Auto Parts — 0.3%
Genuine Parts Co.	1,415	75,901
Johnson Controls, Inc.	6,058	251,831
		327,732
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,175	32,581
		32,581
Automobiles — 0.4%
Ford Motor Co.(1)	33,668	501,990
		501,990
Back Office Support, HR and Consulting — 0.4%
Automatic Data Processing, Inc.	4,422	226,893
Iron Mountain, Inc.	1,778	55,527
Monster Worldwide, Inc.(1)	1,167	18,555
Paychex, Inc.	2,907	91,163
Robert Half International, Inc.	1,318	40,331
		432,469
Banks: Diversified — 3.9%
Bank of America Corp.(2)	90,605	1,207,765
BB&T Corp.	6,240	171,288
Comerica, Inc.	1,568	57,577
Fifth Third Bancorp	8,286	115,010
First Horizon National Corp.	2,348	26,321
Huntington Bancshares, Inc.	7,739	51,387
KeyCorp	7,862	69,815
M&T Bank Corp.	1,087	96,167
Marshall & Ilsley Corp.	4,748	37,936
PNC Financial Services Group, Inc.	4,712	296,809
Regions Financial Corp.	11,302	82,052
SunTrust Banks, Inc.	4,829	139,268
U.S. Bancorp	17,239	455,627
Wells Fargo & Co.	47,457	1,504,387
Zions Bancorporation	1,600	36,896
		4,348,305
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,767	46,145
People’s United Financial, Inc.	3,262	41,036
		87,181
Beverage: Brewers & Distillers — 0.1%
Brown-Forman Corp., Class B	946	64,612
Constellation Brands, Inc., Class A(1)	1,603	32,509
Molson Coors Brewing Co., Class B	1,437	67,381
		164,502
Beverage: Soft Drinks — 2.2%
Coca-Cola Enterprises, Inc.	3,047	83,183
Dr. Pepper Snapple Group, Inc.	2,042	75,881
PepsiCo, Inc.	14,259	918,422
The Coca-Cola Co.	20,676	1,371,853
		2,449,339
Biotechnology — 1.3%
Amgen, Inc.(1)	8,503	454,485
Baxter International, Inc.	5,230	281,217
Biogen Idec, Inc.(1)	2,139	156,981
Celgene Corp.(1)	4,226	243,122
Cephalon, Inc.(1)	664	50,318
Genzyme Corp.(1)	2,327	177,201
Life Technologies Corp.(1)	1,683	88,223
		1,451,547
Building Materials — 0.1%
Masco Corp.	3,230	44,962
Vulcan Materials Co.	1,151	52,485
		97,447
Cable Television Services — 1.2%
Cablevision Systems Corp., Class A	2,161	74,792
Comcast Corp., Class A	25,065	619,607
DIRECTV, Class A(1)	7,149	334,573
Scripps Networks Interactive, Inc., Class A	825	41,324
Time Warner Cable, Inc.	3,198	228,146
		1,298,442
Casinos & Gambling — 0.0%
International Game Technology	2,674	43,399
		43,399
Chemicals: Diversified — 1.1%
Airgas, Inc.	674	44,767
E.I. du Pont de Nemours & Co.	8,203	450,919
Eastman Chemical Co.	660	65,551
Ecolab, Inc.	2,063	105,254
FMC Corp.	665	56,479
Sigma-Aldrich Corp.	1,105	70,322
The Dow Chemical Co.	10,419	393,317
		1,186,609
Chemicals: Specialty — 0.4%
Air Products & Chemicals, Inc.	1,925	173,597
International Flavors & Fragrances, Inc.	711	44,295
Praxair, Inc.	2,755	279,908
		497,800
Coal — 0.3%
CONSOL Energy, Inc.	2,026	108,655
Massey Energy Co.	937	64,053
Peabody Energy Corp.	2,421	174,215
		346,923

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	462	$23,377
		23,377
Commercial Vehicles & Parts — 0.2%
PACCAR, Inc.	3,275	171,446
		171,446
Communications Technology — 1.8%
Cisco Systems, Inc.	49,797	854,019
Harris Corp.	1,167	57,883
JDS Uniphase Corp.(1)	1,999	41,659
Juniper Networks, Inc.(1)	4,703	197,902
QUALCOMM, Inc.	14,802	811,594
Tellabs, Inc.	3,297	17,276
		1,980,333
Computer Services, Software & Systems — 5.4%
Adobe Systems, Inc.(1)	4,554	151,011
Akamai Technologies, Inc.(1)	1,641	62,358
Autodesk, Inc.(1)	2,042	90,073
BMC Software, Inc.(1)	1,586	78,888
CA, Inc.	3,462	83,711
Citrix Systems, Inc.(1)	1,689	124,074
Cognizant Technology Solutions Corp., Class A(1)	2,727	221,978
Computer Sciences Corp.	1,392	67,832
Compuware Corp.(1)	1,987	22,950
F5 Networks, Inc.(1)	740	75,902
Google, Inc., Class A(1)	2,259	1,324,248
Intuit, Inc.(1)	2,512	133,387
Microsoft Corp.(2)	66,612	1,689,280
Novell, Inc.(1)	3,198	18,964
Oracle Corp.	35,041	1,169,318
Red Hat, Inc.(1)	1,715	77,844
SAIC, Inc.(1)	2,647	44,787
Salesforce.com, Inc.(1)	1,062	141,862
Symantec Corp.(1)	6,970	129,224
Teradata Corp.(1)	1,503	76,202
VeriSign, Inc.	1,543	55,872
Yahoo! Inc.(1)	11,714	195,038
		6,034,803
Computer Technology — 5.9%
Apple, Inc.(1)(2)	8,297	2,891,090
Dell, Inc.(1)	15,066	218,608
EMC Corp.(1)	18,507	491,361
Hewlett-Packard Co.	19,581	802,233
International Business Machines Corp.(2)	10,987	1,791,650
NetApp, Inc.(1)	3,246	156,392
NVIDIA Corp.(1)	5,215	96,269
SanDisk Corp.(1)	2,107	97,112
Western Digital Corp.(1)	2,063	76,929
		6,621,644
Consumer Electronics — 0.0%
Harman International Industries, Inc.	629	29,450
		29,450
Consumer Lending — 0.1%
SLM Corp.(1)	4,727	72,323
		72,323
Consumer Services: Miscellaneous — 0.3%
eBay, Inc.(1)	10,310	320,022
H & R Block, Inc.	2,769	46,353
		366,375
Containers & Packaging — 0.2%
Ball Corp.	1,608	57,647
Bemis Co., Inc.	948	31,104
Owens-Illinois, Inc.(1)	1,473	44,470
Sealed Air Corp.	1,432	38,177
		171,398
Copper — 0.4%
Freeport-McMoran Copper & Gold, Inc., Class B	8,462	470,064
		470,064
Cosmetics — 0.2%
Avon Products, Inc.	3,825	103,428
Estee Lauder Companies, Inc., Class A	1,019	98,191
		201,619
Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	2,226	135,964
Bank of New York Mellon Corp.	11,135	332,602
Capital One Financial Corp.	4,103	213,192
Citigroup, Inc.(1)	261,009	1,153,660
JPMorgan Chase & Co.(2)	35,865	1,653,377
Leucadia National Corp.	1,765	66,258
Morgan Stanley	13,911	380,049
The Goldman Sachs Group, Inc.	4,690	743,224
		4,678,326
Diversified Manufacturing Operations — 3.7%
3M Co.	6,405	598,868
Danaher Corp.	4,825	250,418
Dover Corp.	1,679	110,377
Eaton Corp.	3,025	167,706
General Electric Co.(2)	95,714	1,919,066
Honeywell International, Inc.	7,009	418,507
Illinois Tool Works, Inc.	4,459	239,537
Ingersoll-Rand PLC	2,913	140,727
ITT Corp.	1,647	98,902
Tyco International Ltd.	4,400	196,988
		4,141,096
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	2,557	102,024
News Corp., Class A	20,492	359,840
Time Warner, Inc.	9,989	356,607
		818,471
Diversified Retail — 2.3%
Amazon.com, Inc.(1)	3,185	573,714
Big Lots, Inc.(1)	684	29,706
Costco Wholesale Corp.	3,884	284,775
Family Dollar Stores, Inc.	1,151	59,069
J.C. Penney Co., Inc.	2,120	76,129
Kohl’s Corp.	2,628	139,389
Macy’s, Inc.	3,802	92,236
Nordstrom, Inc.	1,512	67,859
Sears Holdings Corp.(1)	397	32,812
Target Corp.	6,375	318,814
Wal-Mart Stores, Inc.	17,614	916,809
		2,591,312
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	12,211	419,082
Safeway, Inc.	3,345	78,741
SUPERVALU, Inc.	1,904	17,003
The Kroger Co.	5,752	137,875
Walgreen Co.	8,324	334,125
Whole Foods Market, Inc.	1,321	87,054
		1,073,880
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	1,141	47,591
DeVry, Inc.	570	31,390
		78,981

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Electronic Components — 0.4%
Amphenol Corp., Class A	1,572	$85,501
Corning, Inc.	14,034	289,521
Molex, Inc.	1,230	30,898
		405,920
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,996	58,512
		58,512
Energy Equipment — 0.1%
First Solar, Inc.(1)	483	77,686
		77,686
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,609	118,519
Jacobs Engineering Group, Inc.(1)	1,155	59,401
Quanta Services, Inc.(1)	1,955	43,851
		221,771
Entertainment — 0.9%
The Walt Disney Co.	17,008	732,875
Viacom, Inc., Class B	5,431	252,650
		985,525
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	1,166	35,295
		35,295
Fertilizers — 0.4%
CF Industries Holdings, Inc.	651	89,050
Monsanto Co.	4,817	348,077
		437,127
Financial Data & Systems — 1.4%
American Express Co.	9,430	426,236
Discover Financial Services	4,899	118,164
Equifax, Inc.	1,114	43,279
Fidelity National Information Services, Inc.	2,381	77,835
Fiserv, Inc.(1)	1,331	83,480
MasterCard, Inc., Class A	886	223,024
Moody’s Corp.	1,829	62,021
The Dun & Bradstreet Corp.	444	35,626
Total System Services, Inc.	1,486	26,778
Visa, Inc., Class A	4,377	322,235
Western Union Co.	5,897	122,481
		1,541,159
Foods — 1.6%
Campbell Soup Co.	1,627	53,870
ConAgra Foods, Inc.	3,986	94,668
Dean Foods Co.(1)	1,638	16,380
General Mills, Inc.	5,784	211,405
H.J. Heinz Co.	2,900	141,578
Hormel Foods Corp.	1,219	33,937
Kellogg Co.	2,308	124,586
Kraft Foods, Inc., Class A	15,729	493,262
McCormick & Co., Inc.	1,182	56,535
Mead Johnson Nutrition Co.	1,838	106,475
Sara Lee Corp.	5,746	101,532
Sysco Corp.	5,143	142,461
The Hershey Co.	1,383	75,166
The J.M. Smucker Co.	1,070	76,387
Tyson Foods, Inc., Class A	2,658	51,007
		1,779,249
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,864	35,267
		35,267
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,734	206,481
		206,481
Gas Pipeline — 0.3%
El Paso Corp.	6,328	113,904
EQT Corp.	1,341	66,916
Spectra Energy Corp.	5,824	158,296
		339,116
Gold — 0.2%
Newmont Mining Corp.	4,426	241,571
		241,571
Health Care Facilities — 0.1%
DaVita, Inc.(1)	890	76,104
Tenet Healthcare Corp.(1)	4,353	32,430
		108,534
Health Care Management Services — 1.0%
Aetna, Inc.	3,598	134,673
CIGNA Corp.	2,432	107,689
Coventry Health Care, Inc.(1)	1,356	43,243
Humana, Inc.(1)	1,518	106,169
UnitedHealth Group, Inc.	9,883	446,712
WellPoint, Inc.	3,385	236,239
		1,074,725
Health Care Services — 0.7%
Cerner Corp.(1)	638	70,946
Express Scripts, Inc.(1)	4,729	262,980
McKesson Corp.	2,278	180,076
Medco Health Solutions, Inc.(1)	3,815	214,250
		728,252
Home Building — 0.1%
D.R. Horton, Inc.	2,510	29,242
Lennar Corp., Class A	1,431	25,930
Pulte Group, Inc.(1)	3,021	22,355
		77,527
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,587	92,045
Starwood Hotels & Resorts Worldwide, Inc.	1,713	99,560
Wyndham Worldwide Corp.	1,584	50,387
Wynn Resorts Ltd.	679	86,403
		328,395
Household Appliances — 0.1%
Whirlpool Corp.	696	59,411
		59,411
Household Equipment & Products — 0.3%
Fortune Brands, Inc.	1,393	86,213
Newell Rubbermaid, Inc.	2,588	49,508
Snap-On, Inc.	543	32,612
Stanley Black & Decker, Inc.	1,486	113,828
		282,161
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,313	32,168
		32,168
Insurance: Life — 0.7%
AFLAC, Inc.	4,238	223,682
Lincoln National Corp.	2,839	85,283
Principal Financial Group, Inc.	2,879	92,445
Prudential Financial, Inc.	4,350	267,873
Torchmark Corp.	736	48,929
Unum Group	2,867	75,259
		793,471
Insurance: Multi-Line — 2.1%
American International Group, Inc.(1)	1,289	45,296
Aon Corp.	2,972	157,397
Assurant, Inc.	887	34,158
Berkshire Hathaway, Inc., Class B(1)	15,559	1,301,199
Genworth Financial, Inc., Class A(1)	4,408	59,332

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Loews Corp.	2,846	$122,634
Marsh & McLennan Companies, Inc.	4,883	145,562
MetLife, Inc.	9,460	423,146
The Hartford Financial Services Group, Inc.	4,008	107,935
		2,396,659
Insurance: Property-Casualty — 0.9%
ACE Ltd.	3,035	196,364
Cincinnati Financial Corp.	1,430	46,904
The Allstate Corp.	4,859	154,419
The Chubb Corp.	2,747	168,419
The Progressive Corp.	5,968	126,104
The Travelers Companies, Inc.	3,912	232,686
XL Group PLC	2,904	71,438
		996,334
Leisure Time — 0.4%
Carnival Corp.	3,870	148,453
Expedia, Inc.	1,812	41,060
Priceline.com, Inc.(1)	441	223,340
		412,853
Luxury Items — 0.1%
Tiffany & Co.	1,154	70,902
		70,902
Machinery: Agricultural — 0.3%
Deere & Co.	3,807	368,860
		368,860
Machinery: Construction & Handling — 0.6%
Caterpillar, Inc.	5,697	634,361
		634,361
Machinery: Engines — 0.2%
Cummins, Inc.	1,777	194,795
		194,795
Machinery: Industrial — 0.1%
Joy Global, Inc.	929	91,794
		91,794
Medical & Dental Instruments & Supplies — 1.0%
Becton, Dickinson and Co.	2,073	165,052
Boston Scientific Corp.(1)	13,674	98,316
C.R. Bard, Inc.	756	75,078
Covidien PLC	4,500	233,730
DENTSPLY International, Inc.	1,296	47,939
Patterson Companies, Inc.	897	28,875
St. Jude Medical, Inc.	3,097	158,752
Stryker Corp.	3,069	186,595
Zimmer Holdings, Inc.(1)	1,796	108,712
		1,103,049
Medical Equipment — 0.8%
CareFusion Corp.(1)	2,010	56,682
Intuitive Surgical, Inc.(1)	354	118,045
Medtronic, Inc.	9,699	381,656
PerkinElmer, Inc.	1,076	28,266
Thermo Fisher Scientific, Inc.(1)	3,580	198,869
Varian Medical Systems, Inc.(1)	1,086	73,457
		856,975
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	913	84,115
Quest Diagnostics, Inc.	1,393	80,404
		164,519
Metal Fabricating — 0.2%
Fastenal Co.	1,326	85,964
Precision Castparts Corp.	1,283	188,832
		274,796
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,217	119,607
Titanium Metals Corp.(1)	821	15,254
		134,861
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	983	41,247
Lexmark International Group, Inc., Class A(1)	716	26,521
Pitney Bowes, Inc.	1,850	47,526
Xerox Corp.	12,423	132,305
		247,599
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	636	49,417
		49,417
Oil Well Equipment & Services — 2.4%
Baker Hughes, Inc.	3,873	284,394
Cameron International Corp.(1)	2,182	124,592
FMC Technologies, Inc.(1)	1,074	101,472
Halliburton Co.	8,172	407,292
Helmerich & Payne, Inc.	971	66,698
Nabors Industries Ltd.(1)	2,559	77,742
National-Oilwell Varco, Inc.	3,770	298,848
Noble Corp.(1)	2,297	104,789
Rowan Companies, Inc.(1)	1,137	50,233
Schlumberger Ltd.	12,260	1,143,368
		2,659,428
Oil: Crude Producers — 2.9%
Anadarko Petroleum Corp.	4,452	364,708
Apache Corp.	3,434	449,579
Cabot Oil & Gas Corp.	949	50,269
Chesapeake Energy Corp.	5,874	196,896
Denbury Resources, Inc.(1)	3,590	87,596
Devon Energy Corp.	3,881	356,159
EOG Resources, Inc.	2,411	285,728
Newfield Exploration Co.(1)	1,200	91,212
Noble Energy, Inc.	1,572	151,934
Occidental Petroleum Corp.	7,304	763,195
Pioneer Natural Resources Co.	1,062	108,239
QEP Resources, Inc.	1,567	63,526
Range Resources Corp.	1,435	83,890
Southwestern Energy Co.(1)	3,114	133,809
		3,186,740
Oil: Integrated — 6.8%
Chevron Corp.	18,079	1,942,227
ConocoPhillips	12,876	1,028,277
Exxon Mobil Corp.(2)	44,661	3,757,330
Hess Corp.	2,697	229,811
Marathon Oil Corp.	6,380	340,118
Murphy Oil Corp.	1,730	127,017
Williams Companies, Inc.	5,251	163,726
		7,588,506
Oil: Refining And Marketing — 0.2%
Sunoco, Inc.	1,103	50,286
Tesoro Corp.(1)	1,308	35,093
Valero Energy Corp.	5,084	151,605
		236,984
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,465	139,482
The Sherwin-Williams Co.	817	68,620
		208,102
Paper — 0.1%
International Paper Co.	3,943	119,000
MeadWestvaco Corp.	1,514	45,919
		164,919
Personal Care — 2.0%
Clorox Co.	1,234	86,467
Colgate-Palmolive Co.	4,350	351,306

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Kimberly-Clark Corp.	3,686	$240,585
The Procter & Gamble Co.(2)	25,177	1,550,903
		2,229,261
Pharmaceuticals — 5.6%
Abbott Laboratories	13,899	681,746
Allergan, Inc.	2,768	196,583
AmerisourceBergen Corp.	2,484	98,267
Bristol-Myers Squibb Co.	15,384	406,599
Cardinal Health, Inc.	3,124	128,490
Eli Lilly & Co.	9,148	321,735
Forest Laboratories, Inc.(1)	2,551	82,397
Gilead Sciences, Inc.(1)	7,297	309,685
Hospira, Inc.(1)	1,537	84,843
Johnson & Johnson(2)	24,610	1,458,143
Merck & Co., Inc.	27,694	914,179
Mylan, Inc.(1)	3,896	88,322
Pfizer, Inc.	71,958	1,461,467
Watson Pharmaceuticals, Inc.(1)	1,125	63,011
		6,295,467
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	519	71,456
		71,456
Production Technology Equipment — 0.3%
Applied Materials, Inc.	12,008	187,565
KLA-Tencor Corp.	1,521	72,050
Novellus Systems, Inc.(1)	821	30,484
Teradyne, Inc.(1)	1,624	28,923
		319,022
Publishing — 0.1%
Gannett Co., Inc.	2,165	32,973
The McGraw-Hill Companies, Inc.	2,759	108,705
The Washington Post Co., Class B	52	22,753
		164,431
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	6,127	153,420
		153,420
Railroads — 0.8%
CSX Corp.	3,363	264,332
Norfolk Southern Corp.	3,264	226,097
Union Pacific Corp.	4,428	435,405
		925,834
Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	2,615	69,820
		69,820
Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co., Class A	1,065	27,126
AvalonBay Communities, Inc.	780	93,662
Boston Properties, Inc.	1,258	119,321
Equity Residential	2,555	144,128
HCP, Inc.	3,604	136,736
Health Care REIT, Inc.	1,510	79,184
Host Hotels & Resorts, Inc.	5,992	105,519
Kimco Realty Corp.	3,630	66,574
Plum Creek Timber Co., Inc.	1,461	63,714
ProLogis	5,103	81,546
Public Storage, Inc.	1,254	139,081
Simon Property Group, Inc.	2,631	281,938
Ventas, Inc.	1,415	76,835
Vornado Realty Trust	1,482	129,675
Weyerhaeuser Co.	4,810	118,326
		1,663,365
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,114	89,824
		89,824
Restaurants — 1.1%
Darden Restaurants, Inc.	1,239	60,872
McDonald’s Corp.	9,487	721,866
Starbucks Corp.	6,659	246,050
Yum! Brands, Inc.	4,208	216,207
		1,244,995
Scientific Instruments: Control & Filter — 0.5%
Flowserve Corp.	504	64,915
Pall Corp.	1,033	59,511
Parker Hannifin Corp.	1,451	137,381
Rockwell Automation, Inc.	1,274	120,584
Roper Industries, Inc.	865	74,788
Waters Corp.(1)	836	72,648
		529,827
Scientific Instruments: Electrical — 0.4%
Emerson Electric Co.	6,755	394,695
		394,695
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	3,111	139,311
		139,311
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,779	83,481
Stericycle, Inc.(1)	767	68,010
Waste Management, Inc.	4,255	158,882
		310,373
Securities Brokerage & Services — 0.5%
CME Group, Inc.	612	184,549
E*TRADE Financial Corp.(1)	1,977	30,901
IntercontinentalExchange, Inc.(1)	657	81,166
NYSE Euronext	2,343	82,403
The Charles Schwab Corp.	8,917	160,773
The NASDAQ OMX Group, Inc.(1)	1,342	34,677
		574,469
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	5,163	44,402
Altera Corp.	2,807	123,564
Analog Devices, Inc.	2,686	105,775
Broadcom Corp., Class A	4,095	161,261
Intel Corp.	49,444	997,285
Linear Technology Corp.	2,024	68,067
LSI Corp.(1)	5,520	37,536
MEMC Electronic Materials, Inc.(1)	2,052	26,594
Microchip Technology, Inc.	1,672	63,553
Micron Technology, Inc.(1)	7,699	88,231
National Semiconductor Corp.	2,210	31,691
Texas Instruments, Inc.	10,555	364,781
Xilinx, Inc.	2,323	76,194
		2,188,934
Shipping — 0.0%
Huntington Ingalls Industries, Inc.(1)	437	18,135
		18,135
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	802	47,077
AutoNation, Inc.(1)	586	20,727
AutoZone, Inc.(1)	258	70,578
Bed, Bath & Beyond, Inc.(1)	2,327	112,324
Best Buy Co., Inc.	2,967	85,212
CarMax, Inc.(1)	2,019	64,810
GameStop Corp., Class A(1)	1,350	30,402
Limited Brands, Inc.	2,373	78,024

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2011 (unaudited)	Shares	Value
Lowe’s Companies, Inc.	12,395	$327,600
Netflix, Inc.(1)	390	92,559
O’Reilly Automotive, Inc.(1)	1,252	71,940
RadioShack Corp.	955	14,335
Ross Stores, Inc.	1,101	78,303
Staples, Inc.	6,506	126,347
The Gap, Inc.	3,949	89,484
The Home Depot, Inc.	14,713	545,264
The TJX Companies, Inc.	3,558	176,939
Urban Outfitters, Inc.(1)	1,153	34,394
		2,066,319
Steel — 0.2%
AK Steel Holding Corp.	1,007	15,890
Allegheny Technologies, Inc.	884	59,865
Nucor Corp.	2,843	130,835
United States Steel Corp.	1,313	70,823
		277,413
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,759	35,936
		35,936
Telecommunications Equipment — 0.3%
American Tower Corp., Class A(1)	3,576	185,308
Motorola Mobility Holdings, Inc.(1)	2,647	64,587
Motorola Solutions, Inc.(1)	3,018	134,875
		384,770
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	2,665	138,687
NIKE, Inc., Class B	3,431	259,727
Polo Ralph Lauren Corp.	590	72,953
VF Corp.	797	78,528
		549,895
Tobacco — 1.6%
Altria Group, Inc.	18,776	488,739
Lorillard, Inc.	1,329	126,269
Philip Morris International, Inc.	16,302	1,069,900
Reynolds American, Inc.	3,040	108,011
		1,792,919
Toys — 0.1%
Hasbro, Inc.	1,228	57,519
Mattel, Inc.	3,230	80,524
		138,043
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,907	95,617
United Parcel Service, Inc., Class B	8,874	659,516
		755,133
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,491	110,528
		110,528
Utilities: Electrical — 2.8%
Ameren Corp.	2,160	60,631
American Electric Power, Inc.	4,334	152,297
CMS Energy Corp.	2,192	43,051
Consolidated Edison, Inc.	2,610	132,379
Constellation Energy Group	1,811	56,376
Dominion Resources, Inc.	5,221	233,379
DTE Energy Co.	1,544	75,594
Duke Energy Corp.	11,951	216,911
Edison International	2,937	107,465
Entergy Corp.	1,597	107,334
Exelon Corp.	5,956	245,626
FirstEnergy Corp.	3,743	138,828
NextEra Energy, Inc.	3,745	206,424
Northeast Utilities	1,587	54,910
NRG Energy, Inc.(1)	2,209	47,582
Pepco Holdings, Inc.	2,014	37,561
PG&E Corp.	3,536	156,221
Pinnacle West Capital Corp.	942	40,308
PPL Corp.	4,366	110,460
Progress Energy, Inc.	2,645	122,040
Public Service Enterprise Group, Inc.	4,482	141,228
SCANA Corp.	1,033	40,669
Southern Co.	7,539	287,311
TECO Energy, Inc.	1,969	36,938
The AES Corp.(1)	5,929	77,077
Wisconsin Energy Corp.	2,099	64,020
Xcel Energy, Inc.	4,134	98,761
		3,091,381
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	3,824	67,149
Nicor, Inc.	413	22,178
NiSource, Inc.	2,499	47,931
ONEOK, Inc.	971	64,941
Sempra Energy	2,128	113,848
		316,047
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	708	35,761
		35,761
Utilities: Telecommunications — 2.8%
AT&T, Inc.(2)	53,113	1,625,258
CenturyLink, Inc.	2,713	112,725
Frontier Communications Corp.	8,967	73,709
MetroPCS Communications, Inc.(1)	2,355	38,245
Qwest Communications International, Inc.	15,671	107,033
Sprint Nextel Corp.(1)	26,801	124,357
Verizon Communications, Inc.	25,404	979,070
Windstream Corp.	4,352	56,010
		3,116,407
Total Common Stocks (Cost $67,882,959)		108,637,194

	Principal Amount
U.S. Government Securities — 0.3%
U.S. Treasury Bills
0.067% due 6/16/2011(2)	$37,000	36,995
0.144% due 4/28/2011	25,000	24,997
U.S. Treasury Notes
1.00% due 8/31/2011 (2)	75,000	75,258
3.125% due 5/15/2019 (2)	145,000	144,989
Total U.S. Government Securities (Cost $278,983)		282,239
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/31/2011, maturity value of $2,601,001, due 4/1/2011(3)	2,601,000	2,601,000
Total Repurchase Agreements (Cost $2,601,000)		2,601,000
Total Investments — 99.9% (Cost $70,762,942)		111,520,433
Other Assets, Net — 0.1%		128,706
Total Net Assets — 100.0%		$111,649,139

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

Security	Coupon	Maturity Date	Value
FNMA	5.375%	6/12/2017	$2,653,538

The table below presents futures contracts as of March 31, 2011.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 E Mini Index	Goldman, Sachs & Co.	44	06/17/2011	$2,906	$48,218

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$108,637,194	$—	$—	$108,637,194
U.S. Government Securities	—	282,239	—	282,239
Repurchase Agreements	—	2,601,000	—	2,601,000
Other Financial Instruments
Financial Futures Contracts	48,218	—	—	48,218

Total	$108,685,412	$2,883,239	$—	$111,568,651

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2011, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$12,855,390	$3,721,889	$3,784,269	$(62,380)
RS Value VIP Series	2,453,302	752,952	754,921	(1,969)
RS Large Cap Alpha VIP Series	807,164,086	179,089,231	180,195,360	(1,106,129)
RS Global Natural Resources VIP Series	15,538,308	5,059,940	5,059,940	—
RS Small Cap Growth Equity VIP Series	80,295,691	27,496,395	28,651,206	(1,154,811)
RS International Growth VIP Series	197,457,048	59,745,536	63,084,692	(3,339,156)
RS Emerging Markets VIP Series	96,781,566	42,927,331	45,469,901	(2,542,570)
RS Investment Quality Bond VIP Series	661,071,039	17,326,283	21,463,426	(4,137,143)
RS Low Duration Bond VIP Series	117,235,517	1,098,029	1,401,441	(303,412)
RS High Yield Bond VIP Series	75,913,345	4,427,925	4,720,265	(292,340)
RS Money Market VIP Series	158,740,381	—	—	—
RS S&P 500 Index VIP Series	78,850,676	32,669,757	37,128,072	(4,458,315)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

For the three-month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2. The Funds recognize transfers between the levels as of the end of the period.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g. futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2011.

Derivative Instrument Type	RS S&P 500 Index VIP Series
Financial Futures Contracts	$48,218

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 24, 2011

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	May 24, 2011